                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1: REPORT(S) TO SHAREHOLDERS.

                [CHARLES SCHWAB LOGO]

LARGE BLEND

                SCHWAB S&P 500
                INDEX PORTFOLIO
                (formerly Schwab S&P 500 Portfolio)

                LARGE-CAP

                SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2005 Inception Date: November 1, 1996

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

The industry/sector classification of the fund's portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of the portfolio. Prior to joining the firm in October 1997, he worked for more than nine years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager, is responsible for the overall management of the portfolio. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 1.25% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S.
       Treasury obligations

 2.51% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

-0.81% S&P 500(R) INDEX: measures U.S. large-cap stocks

-1.25% RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-1.17% MSCI EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in
       Europe, Australasia and the Far East

[LINE GRAPH]

               THREE-MONTH      LEHMAN BROTHERS                RUSSELL    MSCI
              U.S. TREASURY      U.S. AGGREGATE   S&P 500(R)   2000(R)   EAFE(R)
              BILLS (T-BILLS)     BOND INDEX        INDEX       INDEX     INDEX
31-Dec-04          0.00               0.00           0.00        0.00      0.00
07-Jan-05          0.03              -0.20          -2.08       -5.87     -2.71
14-Jan-05          0.07               0.15          -2.20       -5.20     -2.49
21-Jan-05          0.12               0.57          -3.56       -6.18     -3.32
28-Jan-05          0.15               0.58          -3.26       -5.86     -2.55
04-Feb-05          0.20               0.93          -0.60       -2.09     -0.98
11-Feb-05          0.24               0.92          -0.33       -2.48     -0.32
18-Feb-05          0.28               0.40          -0.61       -3.18      1.11
25-Feb-05          0.32               0.36           0.26       -2.02      1.69
04-Mar-05          0.37               0.33           1.19       -0.87      3.51
11-Mar-05          0.42              -0.54          -0.59       -3.62      3.61
18-Mar-05          0.46              -0.46          -1.44       -4.26      2.28
25-Mar-05          0.51              -0.90          -2.94       -5.37     -0.08
01-Apr-05          0.57              -0.27          -2.78       -5.88      0.02
08-Apr-05          0.63              -0.39          -2.06       -5.98      0.45
15-Apr-05          0.68               0.44          -5.24      -10.58     -1.26
22-Apr-05          0.73               0.67          -4.44       -9.22     -1.04
29-Apr-05          0.79               0.87          -4.00      -10.76     -2.51
06-May-05          0.84               0.68          -2.77       -8.10     -0.78
13-May-05          0.90               1.15          -4.13      -10.31     -3.08
20-May-05          0.96               1.23          -1.16       -6.07     -2.85
27-May-05          1.00               1.62          -0.34       -4.89     -1.89
03-Jun-05          1.05               2.12          -0.54       -4.36     -1.82
10-Jun-05          1.10               1.84          -0.34       -3.41     -1.90
17-Jun-05          1.16               1.82           1.27       -0.62     -0.15
24-Jun-05          1.22               2.55          -0.82       -2.74     -0.98
30-Jun-05          1.25               2.51          -0.81       -1.25     -1.17

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


                                                Schwab S&P 500 Index Portfolio 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day manager of the portfolio. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

THE S&P 500 INDEX PORTFOLIO ended the six-month report period down 0.80%, just outperforming its benchmark, the S&P 500 Index, which was down 0.81%. Value was the favored style over the period. The price of crude oil increased substantially over the period, making energy-related stocks the top performing sector in the Portfolio. Utilities also enjoyed strong gains. Conversely, the Materials and Consumer Discretionary sectors were the laggards.

Past performance does not indicate future results.

Source of Sector Classification: S&P and MSCI.

All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.


2 Schwab S&P 500 Index Portfolio

SCHWAB S&P 500 INDEX PORTFOLIO

PERFORMANCE as of 6/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2, 3

This bar chart compares performance of the portfolio with its benchmark and Morningstar category.

[BAR CHART]

                                                Benchmark:       Fund Category:
                                                S&P 500(R)         MORNINGSTAR
                                 PORTFOLIO        INDEX          LARGE-CAP BLEND
6 MONTHS                          -0.80%         -0.81%              -1.20%
1 YEAR                             6.15%          6.32%               5.13%
5 YEARS                           -2.67%         -2.37%              -3.55%
SINCE INCEPTION: 11/1/96           7.48%          7.92%                n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in its benchmark.

$18,686 PORTFOLIO

$19,363 S&P 500(R) INDEX

[LINE GRAPH]

                               S&P 500(R)
                PORTFOLIO        INDEX
01-Nov-96        $10,000        $10,000
30-Nov-96        $10,750        $10,777
31-Dec-96        $10,530        $10,564
31-Jan-97        $11,170        $11,223
28-Feb-97        $11,250        $11,311
31-Mar-97        $10,780        $10,848
30-Apr-97        $11,410        $11,494
31-May-97        $12,090        $12,193
30-Jun-97        $12,630        $12,739
31-Jul-97        $13,620        $13,752
31-Aug-97        $12,860        $12,982
30-Sep-97        $13,560        $13,692
31-Oct-97        $13,120        $13,235
30-Nov-97        $13,720        $13,848
31-Dec-97        $13,948        $14,086
31-Jan-98        $14,098        $14,242
28-Feb-98        $15,108        $15,269
31-Mar-98        $15,869        $16,051
30-Apr-98        $16,029        $16,213
31-May-98        $15,739        $15,934
30-Jun-98        $16,369        $16,581
31-Jul-98        $16,189        $16,405
31-Aug-98        $13,848        $14,036
30-Sep-98        $14,738        $14,936
31-Oct-98        $15,929        $16,150
30-Nov-98        $16,879        $17,129
31-Dec-98        $17,862        $18,116
31-Jan-99        $18,595        $18,873
28-Feb-99        $18,012        $18,286
31-Mar-99        $18,726        $19,017
30-Apr-99        $19,439        $19,753
31-May-99        $18,967        $19,287
30-Jun-99        $20,012        $20,357
31-Jul-99        $19,389        $19,722
31-Aug-99        $19,288        $19,624
30-Sep-99        $18,756        $19,086
31-Oct-99        $19,931        $20,294
30-Nov-99        $20,323        $20,707
31-Dec-99        $21,517        $21,926
31-Jan-00        $20,434        $20,825
29-Feb-00        $20,040        $20,431
31-Mar-00        $22,003        $22,429
30-Apr-00        $21,335        $21,754
31-May-00        $20,890        $21,308
30-Jun-00        $21,396        $21,835
31-Jul-00        $21,072        $21,494
31-Aug-00        $22,367        $22,829
30-Sep-00        $21,183        $21,624
31-Oct-00        $21,082        $21,533
30-Nov-00        $19,412        $19,836
31-Dec-00        $19,506        $19,933
31-Jan-01        $20,183        $20,641
28-Feb-01        $18,337        $18,758
31-Mar-01        $17,178        $17,569
30-Apr-01        $18,501        $18,934
31-May-01        $18,614        $19,061
30-Jun-01        $18,163        $18,598
31-Jul-01        $17,978        $18,416
31-Aug-01        $16,850        $17,263
30-Sep-01        $15,486        $15,868
31-Oct-01        $15,784        $16,171
30-Nov-01        $16,984        $17,411
31-Dec-01        $17,135        $17,565
31-Jan-02        $16,876        $17,308
28-Feb-02        $16,544        $16,974
31-Mar-02        $17,155        $17,612
30-Apr-02        $16,119        $16,545
31-May-02        $15,995        $16,423
30-Jun-02        $14,855        $15,253
31-Jul-02        $13,695        $14,065
31-Aug-02        $13,768        $14,157
30-Sep-02        $12,266        $12,618
31-Oct-02        $13,343        $13,728
30-Nov-02        $14,120        $14,537
31-Dec-02        $13,292        $13,683
31-Jan-03        $12,935        $13,325
28-Feb-03        $12,735        $13,125
31-Mar-03        $12,861        $13,252
30-Apr-03        $13,911        $14,344
31-May-03        $14,635        $15,100
30-Jun-03        $14,824        $15,294
31-Jul-03        $15,076        $15,563
31-Aug-03        $15,370        $15,866
30-Sep-03        $15,202        $15,698
31-Oct-03        $16,063        $16,587
30-Nov-03        $16,200        $16,732
31-Dec-03        $17,042        $17,609
31-Jan-04        $17,339        $17,933
29-Feb-04        $17,583        $18,183
31-Mar-04        $17,318        $17,908
30-Apr-04        $17,042        $17,627
31-May-04        $17,276        $17,868
30-Jun-04        $17,605        $18,215
31-Jul-04        $17,021        $17,612
31-Aug-04        $17,085        $17,682
30-Sep-04        $17,265        $17,873
31-Oct-04        $17,520        $18,147
30-Nov-04        $18,231        $18,882
31-Dec-04        $18,837        $19,524
31-Jan-05        $18,386        $19,047
28-Feb-05        $18,772        $19,447
31-Mar-05        $18,440        $19,103
30-Apr-05        $18,086        $18,740
31-May-05        $18,665        $19,336
30-Jun-05        $18,686        $19,363

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

3 Source for category information: Morningstar, Inc.


                                                Schwab S&P 500 Index Portfolio 3

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO FACTS as of 6/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                  INVESTMENT STYLE
                         Value          Blend          Growth
Market Cap
  Large                   / /            /X/            / /
  Medium                  / /            / /            / /
  Small                   / /            / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                         501
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $59,335
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 21.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   1%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)    GENERAL ELECTRIC CO.                                              3.4%
--------------------------------------------------------------------------------
(2)    EXXON MOBIL CORP.                                                 3.4%
--------------------------------------------------------------------------------
(3)    MICROSOFT CORP.                                                   2.3%
--------------------------------------------------------------------------------
(4)    CITIGROUP, INC.                                                   2.2%
--------------------------------------------------------------------------------
(5)    PFIZER, INC.                                                      1.9%
--------------------------------------------------------------------------------
(6)    JOHNSON & JOHNSON                                                 1.8%
--------------------------------------------------------------------------------
(7)    BANK OF AMERICA CORP.                                             1.7%
--------------------------------------------------------------------------------
(8)    WAL-MART STORES, INC.                                             1.5%
--------------------------------------------------------------------------------
(9)    INTEL CORP.                                                       1.5%
--------------------------------------------------------------------------------
(10)   AMERICAN INTERNATIONAL GROUP, INC.                                1.4%
--------------------------------------------------------------------------------
       TOTAL                                                            21.1%

SECTOR WEIGHTINGS % of Investments

This chart shows the portfolio's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

17.9% FINANCIALS
16.1% INFORMATION TECHNOLOGY
14.8% INDUSTRIALS
14.0% CONSUMER DISCRETIONARY
12.2% HEALTH CARE
 8.9% CONSUMER STAPLES
 7.1% ENERGY
 3.0% UTILITIES
 3.0% TELECOMMUNICATION SERVICES
 2.9% MATERIALS
 0.1% OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 6/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


4 Schwab S&P 500 Index Portfolio

PORTFOLIO EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                       ENDING
                                                               BEGINNING            ACCOUNT VALUE                EXPENSES
                                      EXPENSE RATIO 1        ACCOUNT VALUE        (Net of Expenses)        PAID DURING PERIOD 2
                                       (Annualized)            at 1/1/05             at 6/30/05               1/1/05-6/30/05
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX PORTFOLIO
  Actual Return                            0.28%                 $1,000                $992.00                     $1.38
  Hypothetical 5% Return                   0.28%                 $1,000              $1,023.41                     $1.40

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                Schwab S&P 500 Index Portfolio 5

SCHWAB S&P 500 INDEX PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                               1/1/05-     1/1/04-     1/1/03-      1/1/02-     1/1/01-     1/1/00-
                                                              6/30/05*    12/31/04    12/31/03     12/31/02    12/31/01    12/31/00
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          17.56       16.06       12.66        16.54       19.02       21.26
                                                              ----------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                         0.15        0.29        0.17         0.19        0.15        0.18
   Net realized and unrealized gains or losses                  (0.29)       1.40        3.40        (3.90)      (2.46)      (2.17)
                                                              ----------------------------------------------------------------------
   Total income or loss from investment operations              (0.14)       1.69        3.57        (3.71)      (2.31)      (1.99)
Less distributions:
   Dividends from net investment income                            --       (0.19)      (0.17)       (0.17)      (0.17)      (0.19)
   Distributions from net realized gains                           --          --          --           --          --       (0.06)
                                                              ----------------------------------------------------------------------
   Total distributions                                             --       (0.19)      (0.17)       (0.17)      (0.17)      (0.25)
                                                              ----------------------------------------------------------------------
Net asset value at end of period                                17.42       17.56       16.06        12.66       16.54       19.02
                                                              ----------------------------------------------------------------------
Total return (%)                                                (0.80) 1    10.53       28.22       (22.43)     (12.16)      (9.34)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                        0.28 2      0.28        0.28         0.28        0.28        0.29 3
   Gross operating expenses                                      0.31 2      0.31        0.32         0.35        0.33        0.31
   Net investment income                                         1.54 2      1.75        1.50         1.33        1.09        0.99
Portfolio turnover rate                                             1 1         4           2           11           5          10
Net assets, end of period ($ x 1,000,000)                         154         162         146           98         128         126

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


6 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS as of June 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ x 1,000)       ($ x 1,000)
--------------------------------------------------------------------------------
 99.9%   COMMON STOCK                                  130,749          154,117

  0.1%   U.S. TREASURY
         OBLIGATION                                         99               99
--------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                             130,848          154,216

  6.3%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                              9,755            9,755

(6.3)%   OTHER ASSETS AND
         LIABILITIES, NET                                                (9,806)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               154,165

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.9% of net assets

      AUTOMOBILES & COMPONENTS 0.7%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co. 1,000                                          19
      Dana Corp. 2,178                                                        33
    @ Delphi Corp. 7,563                                                      35
      Ford Motor Co. 25,852                                                  265
    @ General Motors Corp. 8,000                                             272
   @o Goodyear Tire & Rubber Co. 2,500                                        37
      Harley-Davidson, Inc. 4,200                                            208
      Johnson Controls, Inc. 2,600                                           146
      Visteon Corp. 1,584                                                     10
                                                                     -----------
                                                                           1,025
      BANKS 7.6%
      --------------------------------------------------------------------------
      AmSouth Bancorp. 5,050                                                 131
  (7) Bank of America Corp. 56,784                                         2,590
      BB&T Corp. 7,800                                                       312
      Comerica, Inc. 2,350                                                   136
      Compass Bancshares, Inc. 1,700                                          76
      Countrywide Financial Corp. 8,000                                      309
      Fannie Mae 13,790                                                      805
      Fifth Third Bancorp 7,405                                              305
    @ First Horizon National Corp. 1,700                                      72
      Freddie Mac 9,700                                                      633
    @ Golden West Financial Corp. 4,000                                      258
      Huntington Bancshares, Inc. 3,256                                       79
      KeyCorp, Inc. 5,900                                                    196
      M&T Bank Corp. 1,400                                                   147
      Marshall & Ilsley Corp. 2,938                                          131
      MGIC Investment Corp. 1,400                                             91
      National City Corp. 8,500                                              290
      North Fork Bancorp., Inc. 6,600                                        185
      PNC Financial Services Group, Inc. 4,000                               218
    @ Regions Financial Corp. 6,427                                          218
      Sovereign Bancorp, Inc. 5,300                                          118
      SunTrust Banks, Inc. 4,800                                             347
      Synovus Financial Corp. 4,300                                          123
      U.S. Bancorp 26,420                                                    771
      Wachovia Corp. 22,427                                                1,112
    @ Washington Mutual, Inc. 12,424                                         506
      Wells Fargo & Co. 23,999                                             1,478
      Zions Bancorp. 1,200                                                    88
                                                                     -----------
                                                                          11,725
      CAPITAL GOODS 8.9%
      --------------------------------------------------------------------------
      3M Co. 11,050                                                          799
      American Power Conversion Corp. 2,825                                   67
      American Standard Cos., Inc. 2,600                                     109
      The Boeing Co. 11,696                                                  772
      Caterpillar, Inc. 4,800                                                458
      Cooper Industries Ltd., Class A 1,300                                   83
      Cummins, Inc. 700                                                       52
      Danaher Corp. 3,900                                                    204
      Deere & Co. 3,500                                                      229


                                                          See financial notes. 7

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
      Dover Corp. 2,800                                                     102
      Eaton Corp. 2,200                                                     132
      Emerson Electric Co. 5,900                                            370
      Fluor Corp. 1,100                                                      63
      General Dynamics Corp. 2,800                                          307
  (1) General Electric Co. 150,040                                        5,199
      Goodrich Corp. 1,700                                                   70
      Honeywell International, Inc. 12,237                                  448
      Illinois Tool Works, Inc. 3,920                                       312
      Ingersoll-Rand Co., Class A 2,400                                     171
      ITT Industries, Inc. 1,300                                            127
      L-3 Communications Holdings, Inc. 1,500                               115
      Lockheed Martin Corp. 5,670                                           368
      Masco Corp. 6,300                                                     200
    o Navistar International Corp. 1,000                                     32
      Northrop Grumman Corp. 5,114                                          283
      Paccar, Inc. 2,550                                                    173
      Pall Corp. 1,700                                                       52
      Parker Hannifin Corp. 1,650                                           102
      Raytheon Co. 6,300                                                    246
      Rockwell Automation, Inc. 2,470                                       120
      Rockwell Collins, Inc. 2,500                                          119
      Textron, Inc. 1,900                                                   144
      Tyco International Ltd. 28,729                                        839
      United Technologies Corp. 14,600                                      750
      W.W. Grainger, Inc. 1,300                                              71
                                                                     ----------
                                                                         13,688
      COMMERCIAL SERVICES & SUPPLIES 1.0%
      -------------------------------------------------------------------------
    o Allied Waste Industries, Inc. 4,300                                    34
   @o Apollo Group, Inc., Class A 2,400                                     188
      Avery Dennison Corp. 1,500                                             80
      Cendant Corp. 14,902                                                  333
    @ Cintas Corp. 2,112                                                     82
      Equifax, Inc. 2,000                                                    71
      H&R Block, Inc. 2,300                                                 134
   @o Monster Worldwide, Inc. 1,644                                          47
      Pitney Bowes, Inc. 3,400                                              148
      R.R. Donnelley & Sons Co. 3,000                                       104
      Robert Half International, Inc. 2,400                                  60
      Waste Management, Inc. 8,157                                          231
                                                                     ----------
                                                                          1,512
      CONSUMER DURABLES & APPAREL 1.3%
      -------------------------------------------------------------------------
      Black & Decker Corp. 1,100                                             99
      Brunswick Corp. 1,200                                                  52
      Centex Corp. 1,800                                                    127
    o Coach, Inc. 5,400                                                     181
      Eastman Kodak Co. 4,100                                               110
      Fortune Brands, Inc. 2,000                                            178
      Hasbro, Inc. 2,525                                                     53
      Jones Apparel Group, Inc. 1,800                                        56
      KB Home 1,160                                                          88
      Leggett & Platt, Inc. 2,800                                            74
      Liz Claiborne, Inc. 1,600                                              64
      Mattel, Inc. 5,900                                                    108
    @ Maytag Corp. 1,120                                                     18
    @ Newell Rubbermaid, Inc. 3,924                                          94
      Nike, Inc., Class B 3,260                                             282
      Pulte Homes, Inc. 1,800                                               152
      Reebok International Ltd. 800                                          33
      Snap-On, Inc. 800                                                      27
      The Stanley Works 1,100                                                50
      VF Corp. 1,410                                                         81
      Whirlpool Corp. 900                                                    63
                                                                     ----------
                                                                          1,990
      DIVERSIFIED FINANCIALS 7.7%
      -------------------------------------------------------------------------
      American Express Co. 16,690                                           888
      The Bank of New York Co., Inc. 10,900                                 314
    @ The Bear Stearns Cos., Inc. 1,512                                     157
      Capital One Financial Corp. 3,400                                     272
    / The Charles Schwab Corp. 16,342                                       184
      CIT Group, Inc. 2,900                                                 125
  (4) Citigroup, Inc. 73,466                                              3,396
    o E*TRADE Financial Corp. 5,200                                          73
      Federated Investors, Inc., Class B 1,500                               45
      Franklin Resources, Inc. 2,800                                        216
      Goldman Sachs Group, Inc. 6,347                                       647
      Janus Capital Group, Inc. 3,300                                        50
      JPMorgan Chase & Co. 49,705                                         1,756
      Lehman Brothers Holdings, Inc. 3,950                                  392
      MBNA Corp. 18,243                                                     477
      Mellon Financial Corp. 6,000                                          172
      Merrill Lynch & Co., Inc. 13,280                                      730
      Moody's Corp. 3,880                                                   174
      Morgan Stanley 15,450                                                 811
      Northern Trust Corp. 2,870                                            131
      Principal Financial Group, Inc. 4,274                                 179
    o Providian Financial Corp. 3,800                                        67
      SLM Corp. 6,000                                                       305
    @ State Street Corp. 4,800                                              232
      T. Rowe Price Group, Inc. 1,700                                       106
                                                                     ----------
                                                                         11,899


8 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
      ENERGY 8.8%
      -------------------------------------------------------------------------
    @ Amerada Hess Corp. 1,200                                              128
      Anadarko Petroleum Corp. 3,347                                        275
      Apache Corp. 4,684                                                    303
   @o Ashland, Inc. 900                                                      65
      Baker Hughes, Inc. 4,780                                              244
      BJ Services Co. 2,300                                                 121
      Burlington Resources, Inc. 5,474                                      302
      ChevronTexaco Corp. 29,790                                          1,666
      ConocoPhillips 19,828                                               1,140
      Devon Energy Corp. 6,800                                              345
      El Paso Corp. 8,929                                                   103
      EOG Resources, Inc. 3,214                                             182
  (2) Exxon Mobil Corp. 89,990                                            5,172
    @ Halliburton Co. 7,100                                                 339
      Kerr-McGee Corp. 1,516                                                116
    @ Kinder Morgan, Inc. 1,550                                             129
      Marathon Oil Corp. 4,900                                              261
    o Nabors Industries Ltd. 2,000                                          121
    o National-Oilwell Varco, Inc. 2,400                                    114
      Noble Corp. 1,800                                                     111
      Occidental Petroleum Corp. 5,700                                      438
    o Rowan Cos., Inc. 1,400                                                 42
      Schlumberger Ltd. 8,300                                               630
      Sunoco, Inc. 970                                                      110
    o Transocean, Inc. 4,584                                                247
      Unocal Corp. 3,700                                                    241
      Valero Energy Corp. 3,600                                             285
      Williams Cos., Inc. 7,900                                             150
      XTO Energy, Inc. 4,933                                                168
                                                                    -----------
                                                                         13,548
      FOOD & STAPLES RETAILING 2.8%
      -------------------------------------------------------------------------

    @ Albertson's, Inc. 5,275                                               109
      Costco Wholesale Corp. 6,500                                          291
      CVS Corp. 11,400                                                      331
    o Kroger Co. 10,600                                                     202
   @o Safeway, Inc. 6,200                                                   140
      Supervalu, Inc. 1,900                                                  62
      Sysco Corp. 9,100                                                     329
  (8) Wal-Mart Stores, Inc. 47,260                                        2,278
      Walgreen Co. 14,540                                                   669
                                                                    -----------
                                                                          4,411
      FOOD BEVERAGE & TOBACCO 4.8%
      -------------------------------------------------------------------------
      Altria Group, Inc. 29,280                                           1,893
      Anheuser-Busch Cos., Inc. 11,010                                      504
      Archer-Daniels-Midland Co. 9,200                                      197
      Brown-Forman Corp., Class B 1,304                                      79
      Campbell Soup Co. 4,600                                               142
      The Coca-Cola Co. 32,070                                            1,339
      Coca-Cola Enterprises, Inc. 5,000                                     110
      ConAgra Foods, Inc. 7,170                                             166
      General Mills, Inc. 5,080                                             238
      H.J. Heinz Co. 5,000                                                  177
      Hershey Foods Corp. 3,100                                             192
      Kellogg Co. 5,000                                                     222
      McCormick & Co., Inc. 2,000                                            65
      Molson Coors Brewing Co., Class B 1,100                                68
      The Pepsi Bottling Group, Inc. 2,802                                   80
      PepsiCo, Inc. 23,870                                                1,287
    @ Reynolds American, Inc. 1,628                                         128
      Sara Lee Corp. 11,100                                                 220
      UST, Inc. 2,400                                                       110
      Wm. Wrigley Jr. Co. 2,800                                             193
                                                                    -----------
                                                                          7,410
      HEALTH CARE EQUIPMENT & SERVICES 5.0%
      -------------------------------------------------------------------------
      Aetna, Inc. 4,200                                                     348
    @ AmerisourceBergen Corp. 1,600                                         111
      Bausch & Lomb, Inc. 800                                                66
      Baxter International, Inc. 8,600                                      319
      Becton Dickinson & Co. 3,600                                          189
      Biomet, Inc. 3,725                                                    129
    o Boston Scientific Corp. 10,800                                        292
      C.R. Bard, Inc. 1,400                                                  93
      Cardinal Health, Inc. 6,175                                           356
    o Caremark Rx, Inc. 6,413                                               285
      CIGNA Corp. 1,860                                                     199
    o Express Scripts, Inc. 2,200                                           110
    o Fisher Scientific International, Inc. 1,605                           104
      Guidant Corp. 4,500                                                   303
      HCA, Inc. 5,820                                                       330
    @ Health Management Associates, Inc.,
      Class A 3,300                                                          86
    o Hospira, Inc. 2,210                                                    86
    o Humana, Inc. 2,100                                                     83
      IMS Health, Inc. 3,300                                                 82


                                                          See financial notes. 9

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Laboratory Corp. of America
      Holdings 2,000                                                         100
      Manor Care, Inc. 1,300                                                  52
      McKesson Corp. 4,106                                                   184
    o Medco Health Solutions, Inc. 3,888                                     207
      Medtronic, Inc. 17,200                                                 891
    o Millipore Corp. 800                                                     45
      PerkinElmer, Inc. 1,700                                                 32
      Quest Diagnostics 2,760                                                147
    o St. Jude Medical, Inc. 5,000                                           218
      Stryker Corp. 5,300                                                    252
   @o Tenet Healthcare Corp. 6,500                                            80
    o Thermo Electron Corp. 2,200                                             59
    @ UnitedHealth Group, Inc. 18,220                                        950
    o Waters Corp. 1,700                                                      63
    o WellPoint, Inc. 8,602                                                  599
    o Zimmer Holdings, Inc. 3,500                                            267
                                                                     -----------
                                                                           7,717
      HOTELS RESTAURANTS & LEISURE 1.5%
      --------------------------------------------------------------------------
    @ Carnival Corp. 7,500                                                   409
      Darden Restaurants, Inc. 2,090                                          69
      Harrah's Entertainment, Inc. 2,600                                     187
      Hilton Hotels Corp. 5,400                                              129
      International Game Technology 5,000                                    141
      Marriott International, Inc., Class A 2,820                            192
      McDonald's Corp. 17,800                                                494
    o Starbucks Corp. 5,660                                                  292
      Starwood Hotels & Resorts
      Worldwide, Inc. 2,900                                                  170
      Wendy's International, Inc. 1,700                                       81
      Yum! Brands, Inc. 4,100                                                214
                                                                     -----------
                                                                           2,378
      HOUSEHOLD & PERSONAL PRODUCTS 2.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B 1,200                                       52
      Avon Products, Inc. 6,600                                              250
      Clorox Co. 2,100                                                       117
      Colgate-Palmolive Co. 7,600                                            379
      The Gillette Co. 14,130                                                715
      Kimberly-Clark Corp.  6,800                                            426
      Procter & Gamble Co. 35,010                                          1,847
                                                                     -----------
                                                                           3,786
      INSURANCE 4.4%
      --------------------------------------------------------------------------
      ACE Ltd. 3,900                                                         175
      AFLAC, Inc. 7,200                                                      312
      The Allstate Corp. 9,700                                               580
      AMBAC Financial Group, Inc. 1,592                                      111
 (10) American International Group,
      Inc. 36,868                                                          2,142
      AON Corp. 4,550                                                        114
    @ Chubb Corp. 2,700                                                      231
      Cincinnati Financial Corp. 2,535                                       100
      Hartford Financial Services
      Group, Inc. 4,200                                                      314
      Jefferson-Pilot Corp. 1,850                                             93
      Lincoln National Corp. 2,600                                           122
      Loews Corp. 2,300                                                      178
      Marsh & McLennan Cos., Inc. 7,200                                      200
    @ MBIA, Inc. 1,950                                                       116
      Metlife, Inc. 10,367                                                   466
      The Progressive Corp. 2,850                                            282
      Prudential Financial, Inc. 7,300                                       479
      Safeco Corp. 1,900                                                     103
      The St. Paul Travelers Cos., Inc. 9,459                                374
      Torchmark Corp. 1,500                                                   78
    @ UnumProvident Corp. 4,276                                               78
      XL Capital Ltd., Class A 1,900                                         141
                                                                     -----------
                                                                           6,789
      MATERIALS 2.9%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc. 3,300                                   199
      Alcoa, Inc. 12,272                                                     321
      Allegheny Technologies, Inc. 1,260                                      28
      Ball Corp. 1,600                                                        58
      Bemis Co. 1,400                                                         37
      The Dow Chemical Co. 13,555                                            604
      E.I. du Pont de Nemours & Co. 14,254                                   613
      Eastman Chemical Co. 1,000                                              55
      Ecolab, Inc. 3,100                                                     100
      Engelhard Corp. 1,800                                                   51
    @ Freeport-McMoran Copper & Gold, Inc.,
      Class B 2,400                                                           90
      Georgia-Pacific Corp. 3,655                                            116
      Great Lakes Chemical Corp. 700                                          22
    o Hercules, Inc. 1,500                                                    21
    @ International Flavors & Fragrances,
      Inc. 1,400                                                              51
      International Paper Co. 6,798                                          205
      Louisiana-Pacific Corp. 1,400                                           34
      MeadWestvaco Corp. 2,549                                                72
      Monsanto Co. 3,725                                                     234
      Newmont Mining Corp. 6,186                                             241
      Nucor Corp. 2,400                                                      110
    o Pactiv Corp. 2,300                                                      50
      Phelps Dodge Corp. 1,315                                               122
      PPG Industries, Inc. 2,500                                             157


10 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Praxair, Inc. 4,600                                                    214
      Rohm & Haas Co. 2,805                                                  130
    o Sealed Air Corp. 1,214                                                  60
      Sigma-Aldrich Corp. 1,000                                               56
      Temple-Inland, Inc. 1,600                                               59
      United States Steel Corp. 1,500                                         52
      Vulcan Materials Co. 1,500                                              98
      Weyerhaeuser Co. 3,400                                                 216
                                                                     -----------
                                                                           4,476
      MEDIA 3.7%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc. 7,496                                                             232
    o Comcast Corp., Class A 31,259                                          960
    @ Dow Jones & Co., Inc. 1,100                                             39
      Gannett Co., Inc. 3,560                                                253
    o Interpublic Group of Cos., Inc. 5,700                                   69
    @ Knight-Ridder, Inc. 1,200                                               74
      The McGraw-Hill Cos., Inc. 5,400                                       239
      Meredith Corp. 700                                                      34
      New York Times Co., Class A 2,200                                       68
      News Corp, Inc., Class A 41,100                                        665
      Omnicom Group, Inc. 2,600                                              208
    o Time Warner, Inc. 65,450                                             1,094
      Tribune Co. 4,400                                                      155
   @o Univision Communications, Inc.,
      Class A 4,125                                                          114
      Viacom, Inc., Class B 22,761                                           729
      The Walt Disney Co. 29,170                                             734
                                                                     -----------
                                                                           5,667
      PHARMACEUTICALS & BIOTECHNOLOGY 8.4%
      --------------------------------------------------------------------------
      Abbott Laboratories 22,200                                           1,088
    @ Allergan, Inc. 1,800                                                   153
    o Amgen, Inc. 17,504                                                   1,058
      Applied Biosystems Group -- Applera
      Corp. 2,800                                                             55
    o Biogen Idec, Inc. 4,700                                                162
      Bristol-Myers Squibb Co. 27,810                                        695
    o Chiron Corp. 2,100                                                      73
      Eli Lilly & Co. 16,170                                                 901
    o Forest Laboratories, Inc. 5,200                                        202
    o Genzyme Corp. 3,500                                                    210
    o Gilead Sciences, Inc. 6,000                                            264
  (6) Johnson & Johnson 42,088                                             2,736
    o King Pharmaceuticals, Inc. 3,466                                        36
    o Medimmune, Inc. 3,400                                                   91
      Merck & Co., Inc. 31,500                                               970
      Mylan Laboratories, Inc. 3,800                                          73
  (5) Pfizer, Inc. 105,609                                                 2,913
      Schering-Plough Corp. 20,800                                           397
    o Watson Pharmaceuticals, Inc. 1,500                                      44
      Wyeth 19,000                                                           846
                                                                     -----------
                                                                          12,967
      REAL ESTATE 0.6%
      --------------------------------------------------------------------------
      Apartment Investment & Management
      Co., Class A 1,300                                                      53
    @ Archstone-Smith Trust 2,700                                            104
      Equity Office Properties Trust 5,600                                   185
      Equity Residential 4,200                                               155
      Plum Creek Timber Co., Inc. 2,560                                       93
      ProLogis 2,600                                                         105
      Simon Property Group, Inc. 3,100                                       225
                                                                     -----------
                                                                             920
      RETAILING 4.1%
      --------------------------------------------------------------------------
    o Autonation, Inc. 3,700                                                  76
    o AutoZone, Inc. 1,000                                                    92
    o Bed, Bath & Beyond, Inc. 4,200                                         175
      Best Buy Co., Inc. 4,250                                               291
   @o Big Lots, Inc. 1,400                                                    18
      Circuit City Stores, Inc. 2,900                                         50
    @ Dillards, Inc., Class A 1,100                                           26
      Dollar General Corp. 4,263                                              87
    o eBay, Inc. 17,288                                                      571
      Family Dollar Stores, Inc. 2,400                                        63
    @ Federated Department Stores, Inc. 2,500                                183
      The Gap, Inc. 10,462                                                   207
      Genuine Parts Co. 2,500                                                103
      Home Depot, Inc. 30,300                                              1,179
      J.C. Penney Co., Inc. Holding Co. 3,700                                195
    o Kohl's Corp. 4,610                                                     258
      Limitedbrands 5,705                                                    122
      Lowe's Cos., Inc. 11,000                                               640
      The May Department Stores Co. 4,050                                    163
      Nordstrom, Inc. 1,780                                                  121
    o Office Depot, Inc. 4,500                                               103
      OfficeMax, Inc. 1,200                                                   36
      RadioShack Corp. 2,400                                                  56
    o Sears Holdings Corp. 1,475                                             221
      The Sherwin-Williams Co. 1,840                                          87
      Staples, Inc. 10,500                                                   224
      Target Corp. 12,700                                                    691


                                                         See financial notes. 11

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Tiffany & Co. 2,000                                                     65
      TJX Cos., Inc. 6,710                                                   163
    o Toys `R' Us, Inc. 3,000                                                 79
                                                                     -----------
                                                                           6,345
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.2%
      --------------------------------------------------------------------------
    o Advanced Micro Devices, Inc. 5,600                                      97
    o Altera Corp. 5,480                                                     109
      Analog Devices, Inc. 5,400                                             202
    o Applied Materials, Inc. 24,000                                         388
    o Applied Micro Circuits Corp. 4,082                                      11
    o Broadcom Corp., Class A 4,110                                          146
    o Freescale Semiconductor, Inc.,
      Class B 5,566                                                          118
 @(9) Intel Corp. 87,250                                                   2,274
    o KLA-Tencor Corp. 2,700                                                 118
      Linear Technology Corp. 4,400                                          161
    o LSI Logic Corp. 5,300                                                   45
      Maxim Integrated Products, Inc. 4,700                                  180
    o Micron Technology, Inc. 8,800                                           90
      National Semiconductor Corp. 5,000                                     110
   @o Novellus Systems, Inc. 2,200                                            54
    o Nvidia Corp. 2,400                                                      64
    o PMC -- Sierra, Inc. 2,500                                               23
    o Teradyne, Inc. 2,700                                                    32
      Texas Instruments, Inc. 23,480                                         659
      Xilinx, Inc. 4,800                                                     122
                                                                     -----------
                                                                           5,003
      SOFTWARE & SERVICES 5.3%
      --------------------------------------------------------------------------
      Adobe Systems, Inc. 6,800                                              195
   @o Affiliated Computer Services, Inc.,
      Class A 1,791                                                           92
      Autodesk, Inc. 3,000                                                   103
      Automatic Data Processing, Inc. 8,120                                  341
    o BMC Software, Inc. 3,200                                                57
    o Citrix Systems, Inc. 2,400                                              52
      Computer Associates International,
      Inc. 7,600                                                             209
    o Computer Sciences Corp. 2,700                                          118
    o Compuware Corp. 5,100                                                   37
    o Convergys Corp. 2,054                                                   29
    o Electronic Arts, Inc. 4,258                                            241
      Electronic Data Systems Corp. 6,900                                    133
      First Data Corp. 10,959                                                440
    o Fiserv, Inc. 2,700                                                     116
    o Intuit, Inc. 2,820                                                     127
   @o Mercury Interactive Corp. 1,200                                         46
  (3) Microsoft Corp. 142,040                                              3,528
    o Novell, Inc. 5,200                                                      32
    o Oracle Corp. 62,460                                                    824
    o Parametric Technology Corp. 3,800                                       24
      Paychex, Inc. 5,250                                                    171
      Sabre Holdings Corp., Class A 1,883                                     38
    o Siebel Systems, Inc. 7,000                                              62
    o SunGard Data Systems, Inc. 4,031                                       142
    o Symantec Corp. 9,796                                                   213
    o Unisys Corp. 4,700                                                      30
    o Veritas Software Corp. 6,000                                           146
    o Yahoo! Inc. 18,600                                                     644
                                                                     -----------
                                                                           8,190
      TECHNOLOGY HARDWARE & EQUIPMENT 6.6%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc. 1,471                                      32
    o Agilent Technologies, Inc. 6,117                                       141
    o Andrew Corp. 2,250                                                      29
    o Apple Computer, Inc. 11,600                                            427
    o Avaya, Inc. 6,432                                                       54
    o CIENA Corp. 6,700                                                       14
    o Cisco Systems, Inc. 90,360                                           1,727
    o Comverse Technology, Inc. 2,700                                         64
    o Corning, Inc. 19,540                                                   325
    o Dell, Inc. 34,220                                                    1,352
    o EMC Corp. 34,012                                                       466
   @o Gateway, Inc. 4,600                                                     15
      Hewlett-Packard Co. 41,277                                             970
      International Business Machines
      Corp. 22,800                                                         1,692
    o Jabil Circuit, Inc. 2,727                                               84
    o JDS Uniphase Corp. 20,155                                               31
   @o Lexmark International, Inc., Class A 1,800                             117
    o Lucent Technologies, Inc. 60,295                                       175
      Molex, Inc. 2,700                                                       70
      Motorola, Inc. 34,905                                                  637
    o NCR Corp. 2,800                                                         98
   @o Network Appliance, Inc. 5,200                                          147
    o QLogic Corp. 1,295                                                      40
      Qualcomm, Inc. 23,400                                                  772
    o Sanmina -- SCI Corp. 7,400                                              41
      Scientific-Atlanta, Inc. 2,200                                          73
    o Solectron Corp. 13,300                                                  50
    o Sun Microsystems, Inc. 45,800                                          171
      Symbol Technologies, Inc. 3,052                                         30


12 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Tektronix, Inc. 1,500                                                   35
    o Tellabs, Inc. 5,900                                                     51
    o Xerox Corp. 13,600                                                     188
                                                                     -----------
                                                                          10,118
      TELECOMMUNICATION SERVICES 3.2%
      --------------------------------------------------------------------------
    @ Alltel Corp. 4,400                                                     274
      AT&T Corp. 11,216                                                      214
      BellSouth Corp. 25,800                                                 685
      CenturyTel, Inc. 1,900                                                  66
      Citizens Communications Co. 4,718                                       63
    o Nextel Communications, Inc.,
      Class A 15,700                                                         507
    o Qwest Communications International,
      Inc. 24,216                                                             90
      SBC Communications, Inc. 47,100                                      1,119
      Sprint Corp. (FON Group) 21,050                                        528
      Verizon Communications, Inc. 39,450                                  1,363
                                                                     -----------
                                                                           4,909
      TRANSPORTATION 1.6%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp. 5,200                               245
      CSX Corp. 2,900                                                        124
   @o Delta Air Lines, Inc. 1,400                                              5
      FedEx Corp. 4,220                                                      342
      Norfolk Southern Corp. 5,600                                           173
      Ryder Systems, Inc. 900                                                 33
      Southwest Airlines Co. 10,428                                          145
      Union Pacific Corp. 3,700                                              240
      United Parcel Service, Inc.,
      Class B 15,915                                                       1,101
                                                                     -----------
                                                                           2,408
      UTILITIES 3.4%
      --------------------------------------------------------------------------
    o The AES Corp. 8,800                                                    144
    o Allegheny Energy, Inc. 1,941                                            49
      Ameren Corp. 2,700                                                     149
      American Electric Power Co., Inc. 5,560                                205
   @o Calpine Corp. 7,500                                                     26
      Centerpoint Energy, Inc. 4,150                                          55
      Cinergy Corp. 2,600                                                    117
   @o CMS Energy Corp. 2,400                                                  36
      Consolidated Edison, Inc. 3,300                                        155
      Constellation Energy Group, Inc. 2,500                                 144
      Dominion Resources, Inc. 4,880                                         358
      DTE Energy Co. 2,400                                                   112
      Duke Energy Corp. 13,234                                               393
    o Dynegy, Inc., Class A 5,200                                             25
      Edison International 4,700                                             191
      Entergy Corp. 3,120                                                    236
      Exelon Corp. 9,230                                                     474
      FirstEnergy Corp. 4,628                                                223
      FPL Group, Inc. 5,400                                                  227
    @ KeySpan Corp. 2,300                                                     94
      Nicor, Inc. 600                                                         25
      NiSource, Inc. 3,546                                                    88
      Peoples Energy Corp. 500                                                22
      PG&E Corp. 5,100                                                       191
      Pinnacle West Capital Corp. 1,200                                       53
      PPL Corp. 2,600                                                        154
    @ Progress Energy, Inc. 3,502                                            158
      Public Service Enterprise Group,
      Inc. 3,300                                                             201
      Sempra Energy 3,141                                                    130
      The Southern Co. 10,300                                                357
      TECO Energy, Inc. 2,700                                                 51
      TXU Corp. 3,422                                                        284
      Xcel Energy, Inc. 5,605                                                109
                                                                     -----------
                                                                           5,236

      SECURITY                                     FACE AMOUNT
         RATE, MATURITY DATE                       ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.1% of net assets

      U.S. Treasury Bill
         2.92%, 09/15/05                                   100                99

END OF INVESTMENTS.


                                                         See financial notes. 13

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS continued

      SECURITY                                     FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ x 1,000)       ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      6.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 2.4%
      --------------------------------------------------------------------------
      Skandinav Enskilda Bank
         3.21%, 07/17/05                                 1,345             1,345
      UBS Bank
         3.04%, 07/01/05                                 2,377             2,377
                                                                     -----------
                                                                           3,722
      SHORT-TERM INVESTMENTS 3.9%
      --------------------------------------------------------------------------
      Rabobank, Time Deposit
         3.35%, 07/01/05                                   995               995
      Societe Generale, Time Deposit
         3.38%, 07/01/05                                   251               251

      SECURITY AND NUMBER OF SHARES

      Institutional Money Market
      Trust 4,786,791                                                      4,787
                                                                     -----------
                                                                           6,033

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


14 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
  (including $9,379 of securities on loan)                             $154,216 a
Collateral invested for securities on loan                                9,755
Receivables:
  Fund shares sold                                                           14
  Dividends                                                                 186
  Investments sold                                                          532
  Income from securities on loan                                    +         2
                                                                    ------------
TOTAL ASSETS                                                            164,705

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                9,755
Bank overdraft                                                              436
Payables:
  Fund shares redeemed                                                      131
  Investments bought                                                        157
  Investment adviser and administrator fees                                   7
Accrued expenses                                                    +        54
                                                                    ------------
TOTAL LIABILITIES                                                        10,540

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            164,705
TOTAL LIABILITIES                                                   -    10,540
                                                                    ------------
NET ASSETS                                                             $154,165

NET ASSETS BY SOURCE
Capital received from investors                                         139,194
Net investment income not yet distributed                                 3,844
Net realized capital losses                                             (12,241) b
Net unrealized capital gains                                             23,368 b

NET ASSET VALUE (NAV)
                   SHARES
NET ASSETS    /    OUTSTANDING    =    NAV
$154,165           8,852               $17.42

  Unless stated, all numbers are x 1,000.

a The fund paid $130,848 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                    $2,242
    Sales/maturities             $4,521

b These derive from investments and futures.

  FEDERAL TAX DATA
  --------------------------------------
  PORTFOLIO COST               $131,036

  NET UNREALIZED GAINS AND LOSSES:
  Gains                         $42,792
  Losses                    +   (19,612)
                            ------------
                                $23,180

  AS OF DECEMBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                $2,649
  Long-term capital gains           $--

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount
    2008                           $664
    2009                          1,821
    2010                          7,810
    2011                             38
    2012                    +       359
                            ------------
                                $10,692

  DEFERRED CAPITAL LOSSES            $7


                                                         See financial notes. 15

SCHWAB S&P 500 INDEX PORTFOLIO

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005 unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,382
Interest                                                                     19
Securities on loan                                                   +       11
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   1,412

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                         (916)
Net realized losses on futures contracts                             +       (2)
                                                                     -----------
NET REALIZED LOSSES                                                        (918)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                     (1,692)
Net unrealized losses on futures contracts                           +      (43)
                                                                     -----------
NET UNREALIZED LOSSES                                                    (1,735)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   155 a
Trustees' fees                                                               11 b
Custodian fees                                                               14
Portfolio accounting fees                                                    10
Professional fees                                                            15
Shareholder reports                                                          26
Other expenses                                                       +        8
                                                                     -----------
Total expenses                                                              239
Expense reduction                                                    -       22 c
                                                                     -----------
NET EXPENSES                                                                217

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,412
NET EXPENSES                                                         -      217
                                                                     -----------
NET INVESTMENT INCOME                                                     1,195
NET REALIZED LOSSES                                                        (918) d
NET UNREALIZED LOSSES                                                +   (1,735) d
                                                                     -----------
DECREASE IN NET ASSETS FROM OPERATIONS                                  ($1,458)

  Unless stated, all numbers are x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through April 29, 2006, to 0.28% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

d These add up to a net loss on investments of $2,653.


16 See financial notes.

SCHWAB S&P 500 INDEX PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/05-6/30/05       1/1/04-12/31/04
Net investment income                              $1,195                $2,650
Net realized losses                                  (918)                  (12)
Net unrealized gains or losses             +       (1,735)               12,681
                                           -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                    (1,458)               15,319

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  $--                $1,720 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  1/1/05-6/30/05             1/1/04-12/31/04
                                SHARES         VALUE       SHARES         VALUE
Shares sold                        746       $12,917        2,284       $37,513
Shares reinvested                   --            --          100         1,720
Shares redeemed               + (1,116)      (19,285)      (2,259)      (36,911)
                              --------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                       (370)      ($6,368)         125        $2,322

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  1/1/05-6/30/05             1/1/04-12/31/04
                                SHARES    NET ASSETS       SHARES    NET ASSETS
Beginning of period              9,222      $161,991        9,097      $146,070
Total increase or
decrease                      +   (370)       (7,826)         125        15,921 b
                              --------------------------------------------------
END OF PERIOD                    8,852      $154,165        9,222      $161,991 c

  Unless stated, all numbers are x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income               $1,720
  Long-term capital gains          $--

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $3,844 and $2,649 for the current period and prior period, respectively.


                                                         See financial notes. 17

SCHWAB S&P 500 INDEX PORTFOLIO

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS organized January 21, 1994
  Schwab Money Market Portfolio
  Schwab MarketTrack Growth Portfolio II
  SCHWAB S&P 500 INDEX PORTFOLIO

SCHWAB S&P 500 INDEX PORTFOLIO

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

         AMOUNT                                                WEIGHTED
       OUTSTANDING                   AVERAGE                    AVERAGE
       AT 6/30/05                   BORROWING*                 INTEREST
       ($ x 1,000)                 ($ x 1,000)                 RATE* (%)
--------------------------------------------------------------------------------
           436                         205                       3.05

*Based on the number of days for which the borrowing is outstanding.

SCHWAB S&P 500 INDEX PORTFOLIO

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

SCHWAB S&P 500 INDEX PORTFOLIO

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, which includes the Schwab S&P 500 Index Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement for an additional one year period. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds. However, the trustees accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to such other types of accounts, and the unique insurance-dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Trustee:          Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                  Family of Funds, 1989;      Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                         Investments, 1991;          Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                         Capital Trust, 1993;        Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                         Annuity Portfolios, 1994.   CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                     (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                     Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                     Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                     University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                     Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                     Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                     Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                     Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          2005 (all trusts).          EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                              Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                     & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                     Century Management; Director, American Century Companies, Inc.
                                                     Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                     Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO              EVP, President, Director, Charles Schwab Investment Management,
5/4/55                   (all trusts).               Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                     Management Products and Services Enterprise. Until 6/03: EVP,
                                                     CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).       Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                     Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment       Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).       Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                     Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                     Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         SVP, Chief Investment       Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).       Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                     Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                     VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance            Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Chief
                                                     Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                     Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                     & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                              Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                     U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal        Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer           Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                         (all trusts).               Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                     Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).          Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                              University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                     Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                     (mortgage insurance), Lucile Packard Children's Hospital.
                                                     Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                     Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 2001: Stanford University, Special Assistant to the President.
                                                     From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing
9/23/31                  Investments, 1991;          and communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;        Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                         Annuity Portfolios,1994.    Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).          Dean Emeritus, Haas School of Business, University of California,
11/22/41                                             Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                     Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                     Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                     2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;          services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                              Trustee, Cooper Industries (electrical products, tools and hardware);
                                                     Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                  Investments, 1991;          management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

Prospectus Supplement and Semiannual Report Enclosed

                    [CHARLES SCHWAB LOGO]

LARGE-CAP BLEND

                    SCHWAB MARKETTRACK
                    GROWTH PORTFOLIO II(TM)

                    BALANCED

                    SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2005

                    SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2005

THIS PROSPECTUS SUPPLEMENT IS NOT PART OF THE SHAREHOLDER REPORT.

SUPPLEMENT TO THE SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)
PROSPECTUS DATED APRIL 30, 2005

EFFECTIVE JULY 22, 2005, under "Portfolio Management" on page 8 of the prospectus, the Michael Shearer biography is deleted and the following biography is added.

STEVEN HUNG, a director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the bond and cash portions of the portfolio. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Please retain this supplement for future reference.

                    [CHARLES SCHWAB LOGO]

LARGE-CAP BLEND

                    SCHWAB MARKETTRACK
                    GROWTH PORTFOLIO II(TM)

                    BALANCED

                    SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2005 Inception Date: November 1, 1996

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

The industry/sector classification of the fund's portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager, is responsible for the overall management of the portfolio. Prior to joining the firm in 1998, he worked for 20 years in equity management.

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day manager of the equity portions of the portfolio. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 1.25% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S.
       Treasury obligations

 2.51% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

-0.81% S&P 500(R) INDEX: measures U.S. large-cap stocks

-1.25% RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-1.17% MSCI EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in
       Europe, Australasia and the Far East

[LINE GRAPH]

               THREE-MONTH      LEHMAN BROTHERS                  RUSSELL     MSCI
              U.S. TREASURY      U.S. AGGREGATE    S&P 500(R)    2000(R)    EAFE(R)
             BILLS (T-BILLS)      BOND INDEX         INDEX        INDEX      INDEX
31-Dec-04         0.00               0.00             0.00         0.00       0.00
07-Jan-05         0.03              -0.20            -2.08        -5.87      -2.71
14-Jan-05         0.07               0.15            -2.20        -5.20      -2.49
21-Jan-05         0.12               0.57            -3.56        -6.18      -3.32
28-Jan-05         0.15               0.58            -3.26        -5.86      -2.55
04-Feb-05         0.20               0.93            -0.60        -2.09      -0.98
11-Feb-05         0.24               0.92            -0.33        -2.48      -0.32
18-Feb-05         0.28               0.40            -0.61        -3.18       1.11
25-Feb-05         0.32               0.36             0.26        -2.02       1.69
04-Mar-05         0.37               0.33             1.19        -0.87       3.51
11-Mar-05         0.42              -0.54            -0.59        -3.62       3.61
18-Mar-05         0.46              -0.46            -1.44        -4.26       2.28
25-Mar-05         0.51              -0.90            -2.94        -5.37      -0.08
01-Apr-05         0.57              -0.27            -2.78        -5.88       0.02
08-Apr-05         0.63              -0.39            -2.06        -5.98       0.45
15-Apr-05         0.68               0.44            -5.24       -10.58      -1.26
22-Apr-05         0.73               0.67            -4.44        -9.22      -1.04
29-Apr-05         0.79               0.87            -4.00       -10.76      -2.51
06-May-05         0.84               0.68            -2.77        -8.10      -0.78
13-May-05         0.90               1.15            -4.13       -10.31      -3.08
20-May-05         0.96               1.23            -1.16        -6.07      -2.85
27-May-05         1.00               1.62            -0.34        -4.89      -1.89
03-Jun-05         1.05               2.12            -0.54        -4.36      -1.82
10-Jun-05         1.10               1.84            -0.34        -3.41      -1.90
17-Jun-05         1.16               1.82             1.27        -0.62      -0.15
24-Jun-05         1.22               2.55            -0.82        -2.74      -0.98
30-Jun-05         1.25               2.51            -0.81        -1.25      -1.17

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


                                        Schwab MarketTrack Growth Portfolio II 1

MANAGEMENT'S DISCUSSION continued

core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

THE MARKETTRACK GROWTH PORTFOLIO II was down 0.40% for the six-month report period, lagging the Growth Composite Index, which was down 0.09%. The Portfolio's performance was hurt by its equity components. Positive returns in the fixed-income portion of the Portfolio, however, contributed positively and kept performance close to that of its benchmark.

During the six-month report period, the S&P 500(R) Index was down 0.81%, while the Schwab Small-Cap Index(R) was down 0.49% and the Schwab International Index(R) was down 0.90%. In terms of style, value edged out growth. Bonds were the better performers over the report period, up 2.51%, as measured by the Lehman Brothers Aggregate Index.

Past performance does not indicate future results.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.


2 Schwab MarketTrack Growth Portfolio II

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE as of 6/30/05

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                                  Fund Category:
                                           Benchmark: GROWTH       MORNINGSTAR
                             PORTFOLIO      COMPOSITE INDEX      LARGE-CAP BLEND
6 MONTHS                      -0.40%             -0.09%              -1.20%
1 YEAR                         8.00%              8.23%               5.13%
5 YEARS                        0.74%              1.79%              -3.55%
SINCE INCEPTION: 11/1/96       7.19%              7.81%                n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$18,258 PORTFOLIO

$19,201 GROWTH COMPOSITE INDEX

$19,363 S&P 500(R) INDEX

$17,715 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                 GROWTH                          LEHMAN BROTHERS
                                COMPOSITE       S&P 500(R)        U.S. AGGREGATE
                PORTFOLIO         INDEX           INDEX             BOND INDEX
01-Nov-96        $10,000         $10,000          $10,000             $10,000
30-Nov-96        $10,490         $10,473          $10,777             $10,178
31-Dec-96        $10,420         $10,658          $10,564             $10,083
31-Jan-97        $10,670         $10,933          $11,223             $10,115
28-Feb-97        $10,710         $10,913          $11,311             $10,140
31-Mar-97        $10,460         $10,634          $10,848             $10,027
30-Apr-97        $10,780         $10,833          $11,494             $10,178
31-May-97        $11,420         $11,495          $12,193             $10,274
30-Jun-97        $11,940         $11,936          $12,739             $10,397
31-Jul-97        $12,650         $12,585          $13,752             $10,677
31-Aug-97        $12,200         $12,256          $12,982             $10,587
30-Sep-97        $12,880         $12,873          $13,692             $10,743
31-Oct-97        $12,520         $12,425          $13,235             $10,899
30-Nov-97        $12,730         $12,522          $13,848             $10,949
31-Dec-97        $12,977         $12,661          $14,086             $11,060
31-Jan-98        $13,037         $12,739          $14,242             $11,201
28-Feb-98        $13,779         $13,460          $15,269             $11,192
31-Mar-98        $14,199         $13,978          $16,051             $11,230
30-Apr-98        $14,320         $14,113          $16,213             $11,289
31-May-98        $14,019         $13,869          $15,934             $11,396
30-Jun-98        $14,240         $14,020          $16,581             $11,493
31-Jul-98        $13,959         $13,760          $16,405             $11,517
31-Aug-98        $12,285         $12,041          $14,036             $11,705
30-Sep-98        $12,696         $12,405          $14,936             $11,979
31-Oct-98        $13,478         $13,043          $16,150             $11,915
30-Nov-98        $14,079         $13,649          $17,129             $11,983
31-Dec-98        $14,673         $14,253          $18,116             $12,019
31-Jan-99        $14,921         $14,471          $18,873             $12,104
28-Feb-99        $14,395         $13,958          $18,286             $11,893
31-Mar-99        $14,807         $14,329          $19,017             $11,958
30-Apr-99        $15,405         $14,947          $19,753             $11,996
31-May-99        $15,127         $14,777          $19,287             $11,891
30-Jun-99        $15,735         $15,405          $20,357             $11,853
31-Jul-99        $15,621         $15,285          $19,722             $11,803
31-Aug-99        $15,518         $15,134          $19,624             $11,797
30-Sep-99        $15,467         $15,011          $19,086             $11,934
31-Oct-99        $16,095         $15,471          $20,294             $11,978
30-Nov-99        $16,569         $16,061          $20,707             $11,977
31-Dec-99        $17,553         $17,185          $21,926             $11,919
31-Jan-00        $16,777         $16,635          $20,825             $11,880
29-Feb-00        $17,176         $17,286          $20,431             $12,024
31-Mar-00        $17,975         $17,941          $22,429             $12,182
30-Apr-00        $17,376         $17,333          $21,754             $12,147
31-May-00        $16,965         $16,960          $21,308             $12,141
30-Jun-00        $17,598         $17,572          $21,835             $12,394
31-Jul-00        $17,232         $17,329          $21,494             $12,506
31-Aug-00        $18,108         $18,207          $22,829             $12,688
30-Sep-00        $17,442         $17,693          $21,624             $12,768
31-Oct-00        $17,254         $17,428          $21,533             $12,852
30-Nov-00        $16,245         $16,462          $19,836             $13,063
31-Dec-00        $16,707         $17,116          $19,933             $13,306
31-Jan-01        $17,045         $17,489          $20,641             $13,523
28-Feb-01        $15,872         $16,479          $18,758             $13,640
31-Mar-01        $15,150         $15,666          $17,569             $13,708
30-Apr-01        $16,064         $16,609          $18,934             $13,651
31-May-01        $16,097         $16,681          $19,061             $13,733
30-Jun-01        $15,951         $16,491          $18,598             $13,785
31-Jul-01        $15,754         $16,264          $18,416             $14,094
31-Aug-01        $15,172         $15,733          $17,263             $14,256
30-Sep-01        $14,022         $14,461          $15,868             $14,421
31-Oct-01        $14,360         $14,874          $16,171             $14,722
30-Nov-01        $15,060         $15,612          $17,411             $14,519
31-Dec-01        $15,303         $15,917          $17,565             $14,426
31-Jan-02        $14,962         $15,662          $17,308             $14,543
28-Feb-02        $14,773         $15,499          $16,974             $14,684
31-Mar-02        $15,350         $16,121          $17,612             $14,441
30-Apr-02        $14,997         $15,871          $16,545             $14,721
31-May-02        $14,867         $15,740          $16,423             $14,846
30-Jun-02        $14,184         $14,991          $15,253             $14,975
31-Jul-02        $13,112         $13,823          $14,065             $15,156
31-Aug-02        $13,206         $13,884          $14,157             $15,412
30-Sep-02        $12,193         $12,857          $12,618             $15,662
31-Oct-02        $12,829         $13,422          $13,728             $15,590
30-Nov-02        $13,418         $14,043          $14,537             $15,585
31-Dec-02        $12,940         $13,548          $13,683             $15,908
31-Jan-03        $12,567         $13,236          $13,325             $15,922
28-Feb-03        $12,387         $13,020          $13,125             $16,142
31-Mar-03        $12,411         $13,034          $13,252             $16,129
30-Apr-03        $13,314         $13,927          $14,344             $16,263
31-May-03        $14,072         $14,717          $15,100             $16,565
30-Jun-03        $14,252         $14,913          $15,294             $16,532
31-Jul-03        $14,481         $15,176          $15,563             $15,977
31-Aug-03        $14,794         $15,544          $15,866             $16,082
30-Sep-03        $14,818         $15,535          $15,698             $16,508
31-Oct-03        $15,528         $16,307          $16,587             $16,355
30-Nov-03        $15,769         $16,572          $16,732             $16,394
31-Dec-03        $16,431         $17,210          $17,609             $16,561
31-Jan-04        $16,686         $17,528          $17,933             $16,694
29-Feb-04        $16,881         $17,764          $18,183             $16,874
31-Mar-04        $16,808         $17,732          $17,908             $17,001
30-Apr-04        $16,406         $17,273          $17,627             $16,559
31-May-04        $16,552         $17,382          $17,868             $16,492
30-Jun-04        $16,906         $17,740          $18,215             $16,586
31-Jul-04        $16,382         $17,158          $17,612             $16,751
31-Aug-04        $16,431         $17,177          $17,682             $17,071
30-Sep-04        $16,759         $17,561          $17,873             $17,117
31-Oct-04        $17,064         $17,851          $18,147             $17,260
30-Nov-04        $17,819         $18,654          $18,882             $17,122
31-Dec-04        $18,332         $19,217          $19,524             $17,280
31-Jan-05        $17,938         $18,845          $19,047             $17,389
28-Feb-05        $18,308         $19,235          $19,447             $17,286
31-Mar-05        $17,987         $18,885          $19,103             $17,198
30-Apr-05        $17,605         $18,444          $18,740             $17,430
31-May-05        $18,074         $18,953          $19,336             $17,618
30-Jun-05        $18,258         $19,201          $19,363             $17,715

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


                                        Schwab MarketTrack Growth Portfolio II 3

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO FACTS as of 6/30/05

STYLE ASSESSMENT 1

[GRAPHIC]

                                 INVESTMENT STYLE
                        Value          Blend          Growth
Market Cap
  Large                  / /            /X/            / /
  Medium                 / /            / /            / /
  Small                  / /            / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                         512
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $89,210
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   1%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)    SCHWAB SMALL-CAP INDEX FUND(R) Select Shares(R)                   20.8%
--------------------------------------------------------------------------------
(2)    SCHWAB INTERNATIONAL INDEX FUND(R) Select Shares                  19.8%
--------------------------------------------------------------------------------
(3)    SCHWAB TOTAL BOND MARKET FUND(TM)                                 14.7%
--------------------------------------------------------------------------------
(4)    SCHWAB VALUE ADVANTAGE MONEY FUND(R) Select Shares                 3.6%
--------------------------------------------------------------------------------
(5)    EXXON MOBIL CORP.                                                  1.3%
--------------------------------------------------------------------------------
(6)    GENERAL ELECTRIC CO.                                               1.3%
--------------------------------------------------------------------------------
(7)    MICROSOFT CORP.                                                    0.9%
--------------------------------------------------------------------------------
(8)    CITIGROUP, INC.                                                    0.9%
--------------------------------------------------------------------------------
(9)    PFIZER, INC.                                                       0.7%
--------------------------------------------------------------------------------
(10)   WAL-MART STORES, INC.                                              0.7%
--------------------------------------------------------------------------------
       TOTAL                                                             64.7%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

39.0% LARGE-CAP STOCKS
20.8% SMALL-CAP STOCKS
19.9% INTERNATIONAL STOCKS
14.7% BONDS
 5.6% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the stock portion of the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 6/30/05, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


4 Schwab MarketTrack Growth Portfolio II

PORTFOLIO EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                    ENDING
                                                         BEGINNING              ACCOUNT VALUE                EXPENSES
                                EXPENSE RATIO 1        ACCOUNT VALUE          (Net of Expenses)        PAID DURING PERIOD 2
                                 (Annualized)            at 1/1/05               at 6/30/05               1/1/05-6/30/05
---------------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
GROWTH PORTFOLIO II
  Actual Return                      0.50%                $1,000                   $996.00                    $2.47
  Hypothetical 5% Return             0.50%                $1,000                 $1,022.32                    $2.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                        Schwab MarketTrack Growth Portfolio II 5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      1/1/05-       1/1/04-       1/1/03-       1/1/02-       1/1/01-       1/1/00-
                                                     6/30/05*      12/31/04      12/31/03      12/31/02      12/31/01      12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 14.87         13.49         10.75         12.99         14.81        15.84
                                                     ------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                 0.06          0.21          0.16          0.17          0.18         0.35
  Net realized and unrealized gains or losses          (0.12)         1.35          2.74         (2.17)        (1.43)       (1.13)
                                                     ------------------------------------------------------------------------------
  Total income or loss from investment operations      (0.06)         1.56          2.90         (2.00)        (1.25)       (0.78)
Less distributions:
  Dividends from net investment income                    --         (0.18)        (0.16)        (0.20)        (0.35)       (0.14)
  Distributions from net realized gains                   --            --            --         (0.04)        (0.22)       (0.11)
                                                     ------------------------------------------------------------------------------
  Total distributions                                     --         (0.18)        (0.16)        (0.24)        (0.57)       (0.25)
                                                     ------------------------------------------------------------------------------
Net asset value at end of period                       14.81         14.87         13.49         10.75         12.99        14.81
                                                     ------------------------------------------------------------------------------
Total return (%)                                       (0.40) 1      11.58         26.97        (15.44)        (8.40)       (4.82)

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 2                              0.50 3        0.50          0.50          0.50          0.50         0.56 4
  Gross operating expenses 2                            0.69 3        0.69          0.87          1.00          0.82         0.84
  Net investment income                                 0.89 3        1.52          1.70          1.59          1.67         2.80
Portfolio turnover rate                                    1 1           8            10            30            13           19
Net assets, end of period ($ x 1,000,000)                 34            34            30            20            22           22

* Unaudited.

1 Not annualized.

2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio.
  The income received by the portfolio from underlying funds is reduced by those expenses.

3 Annualized.

4 The ratio of net operating expenses would have been 0.55% if certain non-routine expenses (proxy fees) had not been included.


6 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS as of June 30, 2005, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ x 1,000)   ($ x 1,000)
--------------------------------------------------------------------------------
 58.9%   OTHER INVESTMENT
         COMPANIES                                          17,296        19,904

 38.9%   COMMON STOCK                                       10,878        13,164

  2.0%   SHORT-TERM
         INVESTMENT                                            669           669
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                                  28,843        33,737

  0.2%   OTHER ASSETS AND
         LIABILITIES, NET                                                     60
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                 33,797

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 38.9% of net assets

     AUTOMOBILES & COMPONENTS 0.3%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co. 100                                              2
     Dana Corp. 180                                                            3
     Delphi Corp. 579                                                          3
     Ford Motor Co. 2,098                                                     21
     General Motors Corp. 650                                                 22
   o Goodyear Tire & Rubber Co. 100                                            1
     Harley-Davidson, Inc. 350                                                17
     Johnson Controls, Inc. 240                                               14
     Visteon Corp. 104                                                         1
                                                                     -----------
                                                                              84
     BANKS 3.0%
     ---------------------------------------------------------------------------
     AmSouth Bancorp. 430                                                     11
     Bank of America Corp. 4,840                                             221
     BB&T Corp. 626                                                           25
     Comerica, Inc. 200                                                       12
     Compass Bancshares, Inc. 100                                              5
     Countrywide Financial Corp. 660                                          25
     Fannie Mae 1,145                                                         67
     Fifth Third Bancorp 667                                                  28
     First Horizon National Corp. 150                                          6
     Freddie Mac 800                                                          52
     Golden West Financial Corp. 350                                          23
     Huntington Bancshares, Inc. 333                                           8
     KeyCorp, Inc. 500                                                        17
     M&T Bank Corp. 140                                                       15
     Marshall & Ilsley Corp. 300                                              13
     MGIC Investment Corp. 100                                                 7
     National City Corp. 824                                                  28
     North Fork Bancorp., Inc. 600                                            17
     PNC Financial Services Group, Inc. 340                                   19
     Regions Financial Corp. 595                                              20
     Sovereign Bancorp, Inc. 500                                              11
     SunTrust Banks, Inc. 420                                                 30
     Synovus Financial Corp. 325                                               9
     U.S. Bancorp 2,274                                                       66
     Wachovia Corp. 1,882                                                     93
     Washington Mutual, Inc. 1,050                                            43
     Wells Fargo & Co. 2,000                                                 123
     Zions Bancorp. 100                                                        7
                                                                     -----------
                                                                           1,001
     CAPITAL GOODS 3.4%
     ---------------------------------------------------------------------------
     3M Co. 925                                                               67
     American Power Conversion Corp. 275                                       6
     American Standard Cos., Inc. 300                                         13
     The Boeing Co. 1,038                                                     69
     Caterpillar, Inc. 400                                                    38
     Cooper Industries Ltd., Class A 100                                       6
     Crane Co. 100                                                             3
     Cummins, Inc. 50                                                          4
     Danaher Corp. 350                                                        18
     Deere & Co. 350                                                          23
     Dover Corp. 260                                                           9
     Eaton Corp. 200                                                          12
     Emerson Electric Co. 500                                                 31
     Fluor Corp. 100                                                           6


                                                          See financial notes. 7

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     General Dynamics Corp. 250                                               27
 (6) General Electric Co. 12,500                                             433
     Goodrich Corp. 100                                                        4
     Honeywell International, Inc. 987                                        36
     Illinois Tool Works, Inc. 350                                            28
     Ingersoll-Rand Co., Class A 200                                          14
     ITT Industries, Inc. 100                                                 10
     L-3 Communications Holdings, Inc. 100                                     8
     Lockheed Martin Corp. 540                                                35
     Masco Corp. 500                                                          16
   o Navistar International Corp. 100                                          3
     Northrop Grumman Corp. 428                                               24
     Paccar, Inc. 187                                                         13
     Pall Corp. 100                                                            3
     Parker Hannifin Corp. 150                                                 9
   o Power-One, Inc. 226                                                       1
     Raytheon Co. 500                                                         19
     Rockwell Automation, Inc. 200                                            10
     Rockwell Collins, Inc. 200                                               10
     Textron, Inc. 150                                                        11
   o Thomas & Betts Corp. 80                                                   2
     Tyco International Ltd. 2,360                                            69
     United Technologies Corp. 1,260                                          65
     W.W. Grainger, Inc. 100                                                   5
                                                                     -----------
                                                                           1,160
     COMMERCIAL SERVICES & SUPPLIES 0.4%
     ---------------------------------------------------------------------------
   o Allied Waste Industries, Inc. 400                                         3
   o Apollo Group, Inc., Class A 200                                          16
     Avery Dennison Corp. 150                                                  8
     Cendant Corp. 1,190                                                      27
     Cintas Corp. 182                                                          7
     Deluxe Corp. 100                                                          4
     Equifax, Inc. 175                                                         6
     H&R Block, Inc. 200                                                      12
   o Monster Worldwide, Inc. 95                                                3
   o PHH Corp. 59                                                              1
     Pitney Bowes, Inc. 250                                                   11
     R.R. Donnelley & Sons Co. 300                                            10
     Robert Half International, Inc. 200                                       5
     Waste Management, Inc. 720                                               20
                                                                     -----------
                                                                             133
     CONSUMER DURABLES & APPAREL 0.5%
     ---------------------------------------------------------------------------
     Black & Decker Corp. 100                                                  9
     Brunswick Corp. 100                                                       4
     Centex Corp. 150                                                         11
   o Coach, Inc. 400                                                          13
     Eastman Kodak Co. 300                                                     8
     Fortune Brands, Inc. 175                                                 15
     Hasbro, Inc. 200                                                          4
     Jones Apparel Group, Inc. 150                                             5
     KB Home 100                                                               8
     Leggett & Platt, Inc. 200                                                 5
     Liz Claiborne, Inc. 100                                                   4
     Mattel, Inc. 500                                                          9
     Maytag Corp. 100                                                          2
     Newell Rubbermaid, Inc. 300                                               7
     Nike, Inc., Class B 300                                                  26
     Pulte Homes, Inc. 150                                                    13
     Reebok International Ltd. 100                                             4
     Snap-On, Inc. 75                                                          3
     The Stanley Works 100                                                     4
     VF Corp. 100                                                              6
     Whirlpool Corp. 100                                                       7
                                                                     -----------
                                                                             167
     DIVERSIFIED FINANCIALS 3.0%
     ---------------------------------------------------------------------------
     American Express Co. 1,550                                               83
     The Bank of New York Co., Inc. 900                                       26
     The Bear Stearns Cos., Inc. 110                                          11
     Capital One Financial Corp. 290                                          23
   / The Charles Schwab Corp. 1,575                                           18
     CIT Group, Inc. 200                                                       9
 (8) Citigroup, Inc. 6,222                                                   288
   o E*TRADE Financial Corp. 400                                               6
     Federated Investors, Inc., Class B 100                                    3
     Franklin Resources, Inc. 300                                             23
     Goldman Sachs Group, Inc. 562                                            57
     Janus Capital Group, Inc. 300                                             5
     JPMorgan Chase & Co. 4,286                                              151
     Lehman Brothers Holdings, Inc. 350                                       35
     MBNA Corp. 1,487                                                         39
     Mellon Financial Corp. 525                                               15
     Merrill Lynch & Co., Inc. 1,150                                          63
     Moody's Corp. 350                                                        16
     Morgan Stanley 1,330                                                     70
     Northern Trust Corp. 250                                                 11
     Principal Financial Group, Inc. 381                                      16
   o Providian Financial Corp. 350                                             6
     SLM Corp. 550                                                            28
     State Street Corp. 400                                                   19


8 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     T. Rowe Price Group, Inc. 150                                             9
                                                                     -----------
                                                                           1,030
     ENERGY 3.4%
     ---------------------------------------------------------------------------
     Amerada Hess Corp. 100                                                   11
     Anadarko Petroleum Corp. 295                                             24
     Apache Corp. 386                                                         25
   o Ashland, Inc. 100                                                         7
     Baker Hughes, Inc. 431                                                   22
     BJ Services Co. 200                                                      10
     Burlington Resources, Inc. 500                                           28
     ChevronTexaco Corp. 2,540                                               142
     ConocoPhillips 1,610                                                     93
     Devon Energy Corp. 580                                                   29
     El Paso Corp. 696                                                         8
     EOG Resources, Inc. 264                                                  15
 (5) Exxon Mobil Corp. 7,780                                                 447
     Halliburton Co. 500                                                      24
     Kerr-McGee Corp. 100                                                      8
     Kinder Morgan, Inc. 156                                                  13
     Marathon Oil Corp. 400                                                   21
   o Nabors Industries Ltd. 175                                               11
     Noble Corp. 200                                                          12
     Occidental Petroleum Corp. 465                                           36
   o Rowan Cos., Inc. 100                                                      3
     Schlumberger Ltd. 700                                                    53
     Sunoco, Inc. 100                                                         11
   o Transocean, Inc. 358                                                     19
     Unocal Corp. 300                                                         20
     Valero Energy Corp. 300                                                  24
     Williams Cos., Inc. 600                                                  11
     XTO Energy, Inc. 400                                                     14
                                                                     -----------
                                                                           1,141
     FOOD & STAPLES RETAILING 1.2%
     ---------------------------------------------------------------------------
     Albertson's, Inc. 400                                                     8
     Costco Wholesale Corp. 560                                               25
     CVS Corp. 980                                                            29
   o Kroger Co. 900                                                           17
   o Safeway, Inc. 500                                                        11
     Supervalu, Inc. 175                                                       6
     Sysco Corp. 700                                                          25
(10) Wal-Mart Stores, Inc. 5,050                                             244
     Walgreen Co. 1,175                                                       54
   o Winn-Dixie Stores, Inc. 100                                              --
                                                                     -----------
                                                                             419
     FOOD BEVERAGE & TOBACCO 1.9%
     ---------------------------------------------------------------------------
     Altria Group, Inc. 2,440                                                158
     Anheuser-Busch Cos., Inc. 975                                            45
     Archer-Daniels-Midland Co. 774                                           16
     Brown-Forman Corp., Class B 150                                           9
     Campbell Soup Co. 500                                                    15
     The Coca-Cola Co. 2,825                                                 118
     Coca-Cola Enterprises, Inc. 550                                          12
     ConAgra Foods, Inc. 650                                                  15
     General Mills, Inc. 450                                                  21
     H.J. Heinz Co. 400                                                       14
     Hershey Foods Corp. 300                                                  19
     Kellogg Co. 500                                                          22
     McCormick & Co., Inc. 200                                                 6
     Molson Coors Brewing Co., Class B 25                                      2
     The Pepsi Bottling Group, Inc. 312                                        9
     PepsiCo, Inc. 2,055                                                     111
     Reynolds American, Inc. 200                                              16
     Sara Lee Corp. 900                                                       18
     UST, Inc. 200                                                             9
     Wm. Wrigley Jr. Co. 250                                                  17
                                                                     -----------
                                                                             652
     HEALTH CARE EQUIPMENT & SERVICES 2.0%
     ---------------------------------------------------------------------------
     Aetna, Inc. 400                                                          33
     AmerisourceBergen Corp. 150                                              10
     Bausch & Lomb, Inc. 100                                                   8
     Baxter International, Inc. 725                                           27
     Becton Dickinson & Co. 300                                               16
     Biomet, Inc. 325                                                         11
   o Boston Scientific Corp. 988                                              27
     C.R. Bard, Inc. 100                                                       7
     Cardinal Health, Inc. 525                                                30
   o Caremark Rx, Inc. 535                                                    24
     CIGNA Corp. 175                                                          19
   o Express Scripts, Inc. 200                                                10
   o Fisher Scientific International, Inc. 100                                 6
     Guidant Corp. 350                                                        24
     HCA, Inc. 600                                                            34
     Health Management Associates, Inc.,
     Class A 300                                                               8
   o Hospira, Inc. 186                                                         7
   o Humana, Inc. 200                                                          8
     IMS Health, Inc. 300                                                      7
   o Laboratory Corp. of America Holdings 200                                 10
     Manor Care, Inc. 100                                                      4


                                                          See financial notes. 9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     McKesson Corp. 374                                                       17
   o Medco Health Solutions, Inc. 337                                         18
     Medtronic, Inc. 1,440                                                    75
   o Millipore Corp. 75                                                        4
     PerkinElmer, Inc. 118                                                     2
     Quest Diagnostics 278                                                    15
   o St. Jude Medical, Inc. 400                                               17
     Stryker Corp. 464                                                        22
   o Tenet Healthcare Corp. 450                                                5
   o Thermo Electron Corp. 175                                                 5
     UnitedHealth Group, Inc. 1,660                                           86
   o Waters Corp. 150                                                          6
   o WellPoint, Inc. 700                                                      49
   o Zimmer Holdings, Inc. 275                                                21
                                                                     -----------
                                                                             672
     HOTELS RESTAURANTS & LEISURE 0.6%
     ---------------------------------------------------------------------------
     Carnival Corp. 725                                                       40
     Darden Restaurants, Inc. 150                                              5
     Harrah's Entertainment, Inc. 150                                         11
     Hilton Hotels Corp. 400                                                   9
     International Game Technology 413                                        12
     Marriott International, Inc., Class A 250                                17
     McDonald's Corp. 1,450                                                   40
   o Starbucks Corp. 470                                                      24
     Starwood Hotels & Resorts
     Worldwide, Inc. 260                                                      15
     Wendy's International, Inc. 140                                           7
     Yum! Brands, Inc. 320                                                    17
                                                                     -----------
                                                                             197
     HOUSEHOLD & PERSONAL PRODUCTS 1.0%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B 150                                           7
     Avon Products, Inc. 540                                                  20
     Clorox Co. 250                                                           14
     Colgate-Palmolive Co. 650                                                32
     The Gillette Co. 1,200                                                   61
     Kimberly-Clark Corp. 600                                                 38
     Procter & Gamble Co. 3,040                                              160
                                                                     -----------
                                                                             332
     INSURANCE 1.7%
     ---------------------------------------------------------------------------
     ACE Ltd. 340                                                             15
     AFLAC, Inc. 600                                                          26
     The Allstate Corp. 840                                                   50
     AMBAC Financial Group, Inc. 123                                           9
     American International Group, Inc. 3,106                                180
     AON Corp. 325                                                             8
     Chubb Corp. 240                                                          21
     Cincinnati Financial Corp. 220                                            9
     Hartford Financial Services Group, Inc. 340                              25
     Jefferson-Pilot Corp. 175                                                 9
     Lincoln National Corp. 200                                                9
     Loews Corp. 200                                                          15
     Marsh & McLennan Cos., Inc. 625                                          17
     MBIA, Inc. 150                                                            9
     Metlife, Inc. 915                                                        41
     The Progressive Corp. 265                                                26
     Prudential Financial, Inc. 650                                           43
     Safeco Corp. 150                                                          8
     The St. Paul Travelers Cos., Inc. 797                                    32
     Torchmark Corp. 150                                                       8
     UnumProvident Corp. 323                                                   6
     XL Capital Ltd., Class A 155                                             12
                                                                     -----------
                                                                             578
     MATERIALS 1.1%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc. 250                                       15
     Alcoa, Inc. 1,000                                                        26
     Allegheny Technologies, Inc. 100                                          2
     Ball Corp. 200                                                            7
     Bemis Co. 100                                                             3
     The Dow Chemical Co. 1,121                                               50
     E.I. du Pont de Nemours & Co. 1,169                                      50
     Eastman Chemical Co. 100                                                  5
     Ecolab, Inc. 275                                                          9
     Engelhard Corp. 160                                                       5
     Freeport-McMoran Copper & Gold, Inc.,
     Class B 200                                                               7
     Georgia-Pacific Corp. 326                                                10
     Great Lakes Chemical Corp. 100                                            3
   o Hercules, Inc. 100                                                        1
     International Flavors & Fragrances,
     Inc. 100                                                                  4
     International Paper Co. 570                                              17
     Louisiana-Pacific Corp. 100                                               2
     MeadWestvaco Corp. 197                                                    6
     Monsanto Co. 314                                                         20
     Neenah Paper, Inc. 18                                                     1
     Newmont Mining Corp. 500                                                 20
     Nucor Corp. 200                                                           9
   o Pactiv Corp. 200                                                          4
     Phelps Dodge Corp. 100                                                    9
     PPG Industries, Inc. 200                                                 13
     Praxair, Inc. 400                                                        19
     Rohm & Haas Co. 300                                                      14


10 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
   o Sealed Air Corp. 103                                                      5
     Sigma-Aldrich Corp. 100                                                   6
     Temple-Inland, Inc. 100                                                   4
     United States Steel Corp. 100                                             3
     Vulcan Materials Co. 100                                                  6
     Weyerhaeuser Co. 250                                                     16
     Worthington Industries, Inc. 100                                          2
                                                                     -----------
                                                                             373
     MEDIA 1.4%
     ---------------------------------------------------------------------------
     Clear Channel Communications, Inc. 729                                   23
   o Comcast Corp., Class A 2,576                                             79
     Dow Jones & Co., Inc. 100                                                 4
     Gannett Co., Inc. 325                                                    23
   o Interpublic Group of Cos., Inc. 500                                       6
     Knight-Ridder, Inc. 100                                                   6
     The McGraw-Hill Cos., Inc. 450                                           20
     Meredith Corp. 50                                                         2
     New York Times Co., Class A 200                                           6
     News Corp, Inc., Class A 3,100                                           50
     Omnicom Group, Inc. 220                                                  18
   o Time Warner, Inc. 5,500                                                  92
     Tribune Co. 400                                                          14
   o Univision Communications, Inc., Class A 354                              10
     Viacom, Inc., Class B 1,992                                              64
     The Walt Disney Co. 2,430                                                61
                                                                     -----------
                                                                             478
     PHARMACEUTICALS & BIOTECHNOLOGY 3.2%
     ---------------------------------------------------------------------------
     Abbott Laboratories 1,860                                                91
     Allergan, Inc. 150                                                       13
   o Amgen, Inc. 1,470                                                        89
     Applied Biosystems Group -- Applera
     Corp. 200                                                                 4
   o Biogen Idec, Inc. 380                                                    13
     Bristol-Myers Squibb Co. 2,300                                           57
   o Chiron Corp. 200                                                          7
     Eli Lilly & Co. 1,320                                                    74
   o Forest Laboratories, Inc. 450                                            17
   o Genzyme Corp. 250                                                        15
   o Gilead Sciences, Inc. 450                                                20
     Johnson & Johnson 3,536                                                 230
   o King Pharmaceuticals, Inc. 233                                            2
   o Medimmune, Inc. 300                                                       8
     Merck & Co., Inc. 2,550                                                  79
     Mylan Laboratories, Inc. 300                                              6
 (9) Pfizer, Inc. 8,959                                                      247
     Schering-Plough Corp. 1,700                                              32
   o Watson Pharmaceuticals, Inc. 100                                          3
     Wyeth 1,600                                                              71
                                                                     -----------
                                                                           1,078
     REAL ESTATE 0.2%
     ---------------------------------------------------------------------------
     Apartment Investment & Management Co.,
     Class A 100                                                               4
     Archstone-Smith Trust 200                                                 8
     Equity Office Properties Trust 500                                       17
     Equity Residential 300                                                   11
     Plum Creek Timber Co., Inc. 200                                           7
     ProLogis 200                                                              8
     Simon Property Group, Inc. 240                                           17
                                                                     -----------
                                                                              72
     RETAILING 1.6%
     ---------------------------------------------------------------------------
   o Autonation, Inc. 300                                                      6
   o AutoZone, Inc. 100                                                        9
   o Bed, Bath & Beyond, Inc. 350                                             15
     Best Buy Co., Inc. 390                                                   27
   o Big Lots, Inc. 88                                                         1
     Circuit City Stores, Inc. 200                                             4
     Dillards, Inc., Class A 100                                               2
     Dollar General Corp. 395                                                  8
   o eBay, Inc. 1,718                                                         57
     Family Dollar Stores, Inc. 200                                            5
     Federated Department Stores, Inc. 200                                    15
     The Gap, Inc. 1,037                                                      21
     Genuine Parts Co. 200                                                     8
     Home Depot, Inc. 2,600                                                  101
     J.C. Penney Co., Inc. Holding Co. 300                                    16
   o Kohl's Corp. 400                                                         22
     Limitedbrands 521                                                        11
     Lowe's Cos., Inc. 940                                                    55
     The May Department Stores Co. 350                                        14
     Nordstrom, Inc. 200                                                      14
   o Office Depot, Inc. 325                                                    7
     OfficeMax, Inc. 75                                                        2
     RadioShack Corp. 200                                                      5
   o Sears Holdings Corp. 94                                                  14
     The Sherwin-Williams Co. 175                                              8
     Staples, Inc. 900                                                        19
     Target Corp. 1,090                                                       59
     Tiffany & Co. 150                                                         5
     TJX Cos., Inc. 600                                                       15
   o Toys `R' Us, Inc. 200                                                     5
                                                                     -----------
                                                                             550


                                                         See financial notes. 11

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
     ---------------------------------------------------------------------------
   o Advanced Micro Devices, Inc. 400                                          7
   o Altera Corp. 464                                                          9
     Analog Devices, Inc. 450                                                 17
   o Applied Materials, Inc. 2,000                                            32
   o Applied Micro Circuits Corp. 221                                          1
   o Broadcom Corp., Class A 355                                              13
   o Freescale Semiconductor, Inc., Class B 300                                6
     Intel Corp. 7,675                                                       200
   o KLA-Tencor Corp. 240                                                     10
     Linear Technology Corp. 400                                              15
   o LSI Logic Corp. 400                                                       3
     Maxim Integrated Products, Inc. 400                                      15
   o Micron Technology, Inc. 650                                               7
     National Semiconductor Corp. 400                                          9
   o Novellus Systems, Inc. 175                                                4
   o Nvidia Corp. 200                                                          5
   o PMC -- Sierra, Inc. 200                                                   2
   o Teradyne, Inc. 200                                                        2
     Texas Instruments, Inc. 2,050                                            58
     Xilinx, Inc. 375                                                         10
                                                                     -----------
                                                                             425
     SOFTWARE & SERVICES 2.1%
     ---------------------------------------------------------------------------
     Adobe Systems, Inc. 500                                                  14
   o Affiliated Computer Services, Inc.,
     Class A 203                                                              10
     Autodesk, Inc. 200                                                        7
     Automatic Data Processing, Inc. 700                                      29
   o BMC Software, Inc. 200                                                    4
   o Citrix Systems, Inc. 175                                                  4
     Computer Associates International, Inc. 700                              19
   o Computer Sciences Corp. 200                                               9
   o Compuware Corp. 400                                                       3
   o Convergys Corp. 137                                                       2
   o Electronic Arts, Inc. 354                                                20
     Electronic Data Systems Corp. 550                                        11
     First Data Corp. 1,032                                                   41
   o Fiserv, Inc. 225                                                         10
   o Intuit, Inc. 244                                                         11
   o Mercury Interactive Corp. 100                                             4
 (7) Microsoft Corp. 12,915                                                  321
   o Novell, Inc. 400                                                          3
   o Oracle Corp. 6,000                                                       79
   o Parametric Technology Corp. 200                                           1
     Paychex, Inc. 425                                                        14
     Sabre Holdings Corp., Class A 172                                         3
   o Siebel Systems, Inc. 600                                                  5
   o SunGard Data Systems, Inc. 361                                           13
   o Symantec Corp. 800                                                       17
   o Unisys Corp. 350                                                          2
   o Veritas Software Corp. 500                                               12
   o Yahoo! Inc. 1,580                                                        55
                                                                     -----------
                                                                             723
     TECHNOLOGY HARDWARE & EQUIPMENT 2.5%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc. 100                                          2
   o Agilent Technologies, Inc. 566                                           13
   o Andrew Corp. 200                                                          3
   o Apple Computer, Inc. 1,000                                               37
   o Avaya, Inc. 513                                                           4
   o CIENA Corp. 300                                                           1
   o Cisco Systems, Inc. 7,925                                               151
   o Comverse Technology, Inc. 200                                             5
   o Corning, Inc. 1,500                                                      25
   o Dell, Inc. 2,925                                                        116
   o EMC Corp. 2,850                                                          39
   o Gateway, Inc. 200                                                         1
     Hewlett-Packard Co. 3,462                                                81
     International Business Machines
     Corp. 2,020                                                             150
   o Jabil Circuit, Inc. 208                                                   6
   o JDS Uniphase Corp. 1,654                                                  2
   o Lexmark International, Inc., Class A 150                                 10
   o Lucent Technologies, Inc. 5,055                                          15
     Molex, Inc. 225                                                           6
     Motorola, Inc. 2,721                                                     50
   o NCR Corp. 200                                                             7
   o Network Appliance, Inc. 400                                              11
   o QLogic Corp. 113                                                          3
     Qualcomm, Inc. 1,900                                                     63
   o Sanmina -- SCI Corp. 500                                                  3
     Scientific-Atlanta, Inc. 175                                              6
   o Solectron Corp. 1,000                                                     4
   o Sun Microsystems, Inc. 3,675                                             14
     Symbol Technologies, Inc. 289                                             3
     Tektronix, Inc. 100                                                       2
   o Tellabs, Inc. 500                                                         4
   o Xerox Corp. 900                                                          12
                                                                     -----------
                                                                             849


12 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     TELECOMMUNICATION SERVICES 1.2%
     ---------------------------------------------------------------------------
     Alltel Corp. 400                                                         25
     AT&T Corp. 935                                                           18
     BellSouth Corp. 2,180                                                    58
     CenturyTel, Inc. 150                                                      5
     Citizens Communications Co. 358                                           5
   o Nextel Communications, Inc.,
     Class A 1,275                                                            41
   o Qwest Communications International,
     Inc. 2,027                                                                7
     SBC Communications, Inc. 3,956                                           94
     Sprint Corp. (FON Group) 1,662                                           42
     Verizon Communications, Inc. 3,313                                      114
                                                                     -----------
                                                                             409
     TRANSPORTATION 0.6%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp. 400                                   19
     CSX Corp. 225                                                            10
   o Delta Air Lines, Inc. 100                                                --
     FedEx Corp. 350                                                          28
     Norfolk Southern Corp. 480                                               15
     Ryder Systems, Inc. 75                                                    3
     Southwest Airlines Co. 900                                               13
     Union Pacific Corp. 295                                                  19
     United Parcel Service, Inc.,
     Class B 1,347                                                            93
                                                                     -----------
                                                                             200
     UTILITIES 1.3%
     ---------------------------------------------------------------------------
   o The AES Corp. 650                                                        11
   o Allegheny Energy, Inc. 78                                                 2
     Ameren Corp. 200                                                         11
     American Electric Power Co., Inc. 460                                    17
   o Calpine Corp. 500                                                         2
     Centerpoint Energy, Inc. 400                                              5
     Cinergy Corp. 200                                                         9
   o CMS Energy Corp. 300                                                      4
     Consolidated Edison, Inc. 300                                            14
     Constellation Energy Group, Inc. 200                                     12
     Dominion Resources, Inc. 396                                             29
     DTE Energy Co. 200                                                        9
     Duke Energy Corp. 1,050                                                  31
   o Dynegy, Inc., Class A 300                                                 1
     Edison International 400                                                 16
     Entergy Corp. 250                                                        19
     Exelon Corp. 774                                                         40
     FirstEnergy Corp. 391                                                    19
     FPL Group, Inc. 400                                                      17
     KeySpan Corp. 200                                                         8
     Nicor, Inc. 50                                                            2
     NiSource, Inc. 357                                                        9
     Peoples Energy Corp. 50                                                   2
     PG&E Corp. 500                                                           19
     Pinnacle West Capital Corp. 100                                           4
     PPL Corp. 200                                                            12
     Progress Energy, Inc. 277                                                13
     Public Service Enterprise Group,
     Inc. 300                                                                 18
     Sempra Energy 285                                                        12
     The Southern Co. 875                                                     30
     TECO Energy, Inc. 250                                                     5
     TXU Corp. 350                                                            29
     Xcel Energy, Inc. 505                                                    10
                                                                     -----------
                                                                             441

     OTHER INVESTMENT COMPANIES
     58.9% of net assets

/(2) Schwab International Index Fund,
     Select Shares 422,025                                                 6,702
/(1) Schwab Small-Cap Index Fund,
     Select Shares 317,952                                                 7,011
/(3) Schwab Total Bond Market
     Fund 492,069                                                          4,980
/(4) Schwab Value Advantage Money Fund,
     Select Shares 1,210,734                                               1,211
                                                                     -----------
                                                                          19,904

                                                           FACE
     SECURITY                                             AMOUNT
       RATE, MATURITY DATE                              ($ x 1,000)
     SHORT TERM INVESTMENT
     2.0% of net assets

     Wachovia Bank, Grand Cayman
     Time Deposit
        2.70%, 07/01/05                                         669          669

END OF INVESTMENTS.


                                                         See financial notes. 13

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments, at value                                                    $33,737 a
Receivables:
  Fund shares sold                                                           114
  Dividends                                                           +       20
                                                                      -----------
TOTAL ASSETS                                                              33,871

LIABILITIES
---------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                        56
  Investment adviser and administrator fees                                    1
Accrued expenses                                                      +       17
                                                                      -----------
TOTAL LIABILITIES                                                             74

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                              33,871
TOTAL LIABILITIES                                                     -       74
                                                                      -----------
NET ASSETS                                                               $33,797

NET ASSETS BY SOURCE
Capital received from investors                                           29,282
Net investment income not yet distributed                                    614
Net realized capital losses                                                 (993)
Net unrealized capital gains                                               4,894

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$33,797          2,282             $14.81

  Unless stated, all numbers x 1,000.

a The fund paid $28,843 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

    Purchases                       $477
    Sales/maturities                $382

  Percent of fund shares of other Schwab Funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund               0.4%
  International Index Fund           0.5%

  SCHWAB BOND FUNDS
  Total Bond Market Fund             0.4%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund             Less than 0.1%

  FEDERAL TAX DATA
  ---------------------------------------
  PORTFOLIO COST                 $29,096

  NET UNREALIZED GAINS AND LOSSES:
  Gains                           $6,362
  Losses                     +    (1,721)
                             ------------
                                  $4,641

  AS OF DECEMBER 31, 2004:

  NET UNDISTRIBUTED EARNINGS:
  Ordinary income                   $466
  Long-term capital gains            $--

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:          Loss amount
    2010                            $347
    2011                             200
    2012                     +       101
                             ------------
                                    $648


14 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Dividends                                                                   $222
Interest                                                                +      9
                                                                        ---------
TOTAL INVESTMENT INCOME                                                      231

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized gains on investments sold                                        37
Net realized gains received from underlying funds                       +      1
                                                                        ---------
NET REALIZED GAINS                                                            38

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net unrealized losses on investments                                        (327)

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                     73 a
Trustees' fees                                                                 6 b
Custodian fees                                                                 8
Portfolio accounting fees                                                      2
Professional fees                                                             15
Shareholder reports                                                            7
Other expenses                                                          +      3
                                                                        ---------
Total expenses                                                               114
Expense reduction                                                       -     31 c
                                                                        ---------
NET EXPENSES                                                                  83

DECREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      231
NET EXPENSES                                                            -     83
                                                                        ---------
NET INVESTMENT INCOME                                                        148
NET REALIZED GAINS                                                            38 d
NET UNREALIZED LOSSES                                                   +   (327) d
                                                                        ---------
DECREASE IN NET ASSETS FROM OPERATIONS                                     ($141)

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through April 29, 2006, to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.

d These add up to a net loss on investments of $289.


                                                         See financial notes. 15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                               1/1/05-6/30/05     1/1/04-12/31/04
Net investment income                                    $148                $467
Net realized gains                                         38                  78
Net unrealized gains or losses                 +         (327)              2,883
                                               ----------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                          (141)              3,428

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                      $--                $394 a

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------
                                        1/1/05-6/30/05         1/1/04-12/31/04
                                      SHARES        VALUE    SHARES        VALUE
Shares sold                              164       $2,401       319       $4,455
Shares reinvested                         --           --        27          394
Shares redeemed                      +  (158)      (2,306)     (288)      (3,967)
                                     --------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                                6          $95        58         $882

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------
                                        1/1/05-6/30/05         1/1/04-12/31/04
                                      SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                    2,276      $33,843     2,218       $29,927
Total increase or
decrease                             +     6          (46)       58         3,916 b
                                     --------------------------------------------
END OF PERIOD                          2,282      $33,797     2,276       $33,843 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                   $394
  Long-term capital gains            $--

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $614 and $466 at the end of the current period and prior period, respectively.


16 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV) which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
  organized January 21, 1994
  Schwab Money Market Portfolio
  SCHWAB MARKETTRACK GROWTH PORTFOLIO II
  Schwab S&P 500 Index Portfolio


                                                         See financial notes. 17

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. The percentages of fund shares of other related funds owned are shown in the fund's Statement of Assets and Liabilities.

The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for this fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE or when a significant event has occurred between the time of the security's last close and the time that a fund calculates net asset value: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, which includes the Schwab MarketTrack Growth Portfolio II, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement for an additional one year period. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds. However, the trustees accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to such other types of accounts, and the unique insurance-dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Trustee:          Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                  Family of Funds, 1989;      Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                         Investments, 1991;          Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                         Capital Trust, 1993;        Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                         Annuity Portfolios, 1994.   CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                     (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                     Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                     Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                     University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                     Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                     Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                     Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                     Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          2005 (all trusts).          EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                              Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                     & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                     Century Management; Director, American Century Companies, Inc.
                                                     Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                     Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO              EVP, President, Director, Charles Schwab Investment Management,
5/4/55                   (all trusts).               Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                     Management Products and Services Enterprise. Until 6/03: EVP,
                                                     CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).       Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                     Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment       Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).       Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                     Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                     Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         SVP, Chief Investment       Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).       Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                     Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                     VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance            Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Chief
                                                     Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                     Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                     & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                              Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                     U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal        Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer           Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                         (all trusts).               Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                     Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).          Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                              University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                     Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                     (mortgage insurance), Lucile Packard Children's Hospital.
                                                     Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                     Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 2001: Stanford University, Special Assistant to the President.
                                                     From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing
9/23/31                  Investments, 1991;          and communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;        Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                         Annuity Portfolios,1994.    Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).          Dean Emeritus, Haas School of Business, University of California,
11/22/41                                             Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                     Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                     Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                     2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;          services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                              Trustee, Cooper Industries (electrical products, tools and hardware);
                                                     Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                  Investments, 1991;          management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

               [CHARLES SCHWAB LOGO]

MONEY MARKET

               SCHWAB MONEY
               MARKET PORTFOLIO(TM)

               MONEY MARKET

               SEMIANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2005 Inception Date: May 3, 1994

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2005

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has worked in fixed income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE FUND

Oil prices hit highs never seen before and the Federal Reserve Open Market Committee continued to raise short-term interest rates to curb inflationary pressures, raising rates for the fourth time this year. At the same time, GDP continued to grow at a healthy pace and the housing market remained strong, largely due to low mortgage rates.

The firming labor market, as well as steady gains in capital spending, kept the economic expansion on a self-sustaining path. Businesses, unable to continue boosting productivity by restraining hiring, added new jobs during the six-month report period. Moreover, many leading indicators, such as the Institute for Supply Management's business activity surveys, suggested ongoing expansion, while continuing claims for unemployment benefits remained near cyclical lows.

Business investments grew only modestly, but consumers continued to spend. In fact, consumer confidence rose to a level not experienced since before September 11, 2001. With consumers in a spending mode and consumer spending comprising about 70% of GDP, first quarter GDP remained strong and retail sales were healthy. In this positive economic environment, strong labor market conditions remained positive for domestic consumption.

While high energy prices remained a significant headwind for economic performance, supply no longer was the issue; demand, especially in China, drove prices up. At the end of the six-month report period, a barrel of oil cost $56.50 versus $42.55 at the beginning of 2005.

Though high oil and commodity prices could have hampered growth and stirred inflationary pressures, productivity gains, slow growth in the money supply and slack in the economy have mostly kept a lid on core inflation. The productivity gains, coupled with foreign central banks buying large amounts of U.S. Treasury securities, also helped to keep long-term interest rates under control. These conditions also caused the dollar to rally unexpectedly, which took a little bit of pressure off the price of imported goods.

Amid signs of solidly expanding output and improved hiring, the Fed continued to tighten. It increased short-term interest rates at each of the four meetings in the first half of 2005, ending the six-month report period at a still moderate 3.25%. The moves have had a limited impact on overall economic growth, due primarily to the record-low level of rates from which the increases began. Nonetheless, the higher rates succeeded in moving money fund yields higher, making them a more attractive investment vehicle.

In response to the Federal Reserve's stated intentions to raise short-term interest rates at a "measured" pace, the yield curve for money market funds steepened during the first quarter. Over the course of the second quarter the yield curve began to flatten as the market questioned the duration of the Fed's tightening campaign.

In this market environment, our strategy was to position the fund for a continued rise in rates. To take advantage of the rising-rate environment, we kept the weighted average maturity (WAM) short. Keeping the WAM short provided flexibility to adapt and respond to the changes in interest rates. This is a similar strategy to that used by our peers, as shortening the WAM enabled money funds to more quickly reinvest at higher rates.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab Money Market Portfolio 1

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND PORTFOLIO FACTS as of 6/30/05

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD                                                            2.61%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                                  2.64%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              18 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.


2 Schwab Money Market Portfolio

PORTFOLIO EXPENSES

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                             ENDING
                                                        BEGINNING         ACCOUNT VALUE             EXPENSES
                                  EXPENSE RATIO 1     ACCOUNT VALUE     (Net of Expenses)     PAID DURING PERIOD 2
                                   (Annualized)         at 1/1/05           at 6/30/05           1/1/05-6/30/05
------------------------------------------------------------------------------------------------------------------
SCHWAB MONEY MARKET PORTFOLIO
  Actual Return                        0.49%              $1,000             $1,010.90               $2.44
  Hypothetical 5% Return               0.49%              $1,000             $1,022.37               $2.46

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                 Schwab Money Market Portfolio 3

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              1/1/05-    1/1/04-    1/1/03-    1/1/02-    1/1/01-    1/1/00-
                                             6/30/05*   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00       1.00       1.00
                                             ---------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.01       0.01       0.01       0.01       0.04       0.06
                                             ---------------------------------------------------------------
Less distributions:
  Dividends from net investment income        (0.01)     (0.01)     (0.01)     (0.01)     (0.04)     (0.06)
                                             ---------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00       1.00       1.00
                                             ---------------------------------------------------------------
Total return (%)                               1.09 1     0.90       0.74       1.31       3.72       5.95

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                       0.49 2     0.46       0.44       0.48       0.49       0.49 3
  Gross operating expenses                     0.49 2     0.46       0.44       0.48       0.50       0.51
  Net investment income                        2.20 2     0.89       0.75       1.31       3.55       5.81
Net assets, end of period ($ x 1,000,000)       120        116        141        215        204        160

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (proxy fees) had not been included.


4 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS as of June 30, 2005; unaudited.

This section shows all the securities in the fund's portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on the fund's most recent Form N-Q is available by visiting Schwab's website at www.schwab.com/schwabfunds.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 84.8%   U.S. GOVERNMENT
         SECURITIES                                       101,806       101,806

 15.5%   OTHER INVESTMENTS                                 18,660        18,660
--------------------------------------------------------------------------------
100.3%   TOTAL INVESTMENTS                                120,466       120,466

(0.3)%   OTHER ASSETS AND
         LIABILITIES                                                       (420)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     120,046

       ISSUER                                         FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
       U.S. GOVERNMENT SECURITIES 84.8% of net assets

       DISCOUNT NOTES 84.8%
       -------------------------------------------------------------------------
       FANNIE MAE
       3.02%, 07/01/05                                      1,000          1,000
       3.00%, 07/06/05                                      2,000          1,999
       3.01%, 07/06/05                                      1,300          1,299
       3.02%, 07/06/05                                      1,143          1,142
       3.04%, 07/06/05                                      2,000          1,999
       3.06%, 07/06/05                                      2,000          1,999
       3.00%, 07/13/05                                      1,410          1,409
       3.03%, 07/13/05                                      1,100          1,099
       3.07%, 07/13/05                                      1,000            999
       3.02%, 07/18/05                                      1,700          1,698
       3.05%, 07/18/05                                      1,300          1,298
       3.04%, 07/20/05                                      1,050          1,048
       3.12%, 08/03/05                                      1,400          1,396
       3.28%, 08/17/05                                      2,741          2,729
       3.17%, 08/24/05                                      3,000          2,986

       FEDERAL FARM CREDIT BANK
       3.03%, 07/06/05                                      3,000          2,999
       3.01%, 07/18/05                                      1,000            999
       3.06%, 07/18/05                                      3,000          2,996

       FEDERAL HOME LOAN BANK
       3.06%, 07/06/05                                      1,700          1,699
       3.05%, 07/13/05                                      2,000          1,998
       3.11%, 07/13/05                                      1,753          1,751
       3.01%, 07/15/05                                      7,000          6,992
       3.03%, 07/22/05                                      2,129          2,125
       3.06%, 07/22/05                                      2,165          2,161
       3.14%, 07/22/05                                      1,100          1,098
       3.03%, 08/02/05                                      2,000          1,995
       3.22%, 08/19/05                                      2,000          1,991
       3.28%, 09/14/05                                      3,000          2,980

       FREDDIE MAC
       2.99%, 07/01/05                                      1,795          1,795
       3.01%, 07/01/05                                      4,630          4,630
       3.01%, 07/05/05                                      6,175          6,173
       3.03%, 07/12/05                                      1,100          1,099
       3.13%, 07/12/05                                      1,000            999
       3.05%, 07/15/05                                      1,116          1,115
       3.03%, 07/19/05                                      2,000          1,997
       3.05%, 07/19/05                                      1,400          1,398
       3.13%, 07/26/05                                      2,100          2,096
       3.14%, 08/01/05                                      1,500          1,496
       3.25%, 08/01/05                                      1,175          1,172
       3.23%, 08/09/05                                      1,000            996
       3.29%, 10/18/05                                      2,000          1,980


                                                          See financial notes. 5

SCHWAB MONEY MARKET PORTFOLIO

       ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
       TENNESSEE VALLEY AUTHORITY
       3.01%, 07/14/05                                             4,000          3,996
       3.03%, 07/14/05                                            10,000          9,989
       3.09%, 07/21/05                                             5,000          4,991
                                                                            -----------
                                                                                101,806

                                                         MATURITY AMOUNT
                                                           ($ x 1,000)
       OTHER INVESTMENTS 15.5% of net assets

       REPURCHASE AGREEMENTS 15.5%
       --------------------------------------------------------------------------------
       CREDIT SUISSE FIRST BOSTON L.L.C.
       Tri-Party Repurchase Agreement
       Collateralized by U.S. Treasury
       Securities with a value of $19,594
       2.90%, issued 06/30/05
       due 07/01/05                                               18,661         18,660

END OF INVESTMENTS.


6 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of June 30, 2005; unaudited. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------------
Investments, at value                                                    $101,806 a
Repurchase agreements, at value                                            18,660 a
Receivables:
  Interest                                                                      2
  Fund shares sold                                                    +       333
                                                                      ------------
TOTAL ASSETS                                                              120,801

LIABILITIES
----------------------------------------------------------------------------------
Payables:
  Dividend to shareholders                                                    129
  Fund shares redeemed                                                        583
  Investment advisory and administration fees                                   4
  Trustees' fees                                                                2
Accrued expenses                                                      +        37
                                                                      ------------
TOTAL LIABILITIES                                                             755

NET ASSETS
----------------------------------------------------------------------------------
TOTAL ASSETS                                                              120,801
TOTAL LIABILITIES                                                     -       755
                                                                      ------------
NET ASSETS                                                               $120,046

NET ASSETS BY SOURCE
Capital received from investors                                           120,060
Net realized capital losses                                                   (14)

NET ASSET VALUE (NAV)
                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$120,046         120,093           $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $120,466.

  FEDERAL TAX DATA
  --------------------------------------
  COST BASIS OF PORTFOLIO       $120,466

  AS OF DECEMBER 31, 2004:

  UNUSED CAPITAL LOSSES:
  Expires 12/31 of:         Loss amount:
    2005                              $1
    2006                               3
    2007                               9
    2008                    +          1
                            ------------
                                     $14


                                                          See financial notes. 7

SCHWAB MONEY MARKET PORTFOLIO

Statement of
OPERATIONS
For January 1, 2005 through June 30, 2005; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                  $1,610

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    228 a
Trustees' fees                                                                11 b
Custodian and portfolio accounting fees                                       10
Professional fees                                                             15
Shareholder reports                                                           25
Other expenses                                                         +       3
                                                                       ---------
TOTAL EXPENSES                                                               292 c

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    1,610
TOTAL EXPENSES                                                         -     292
                                                                       ---------
NET INVESTMENT INCOME                                                      1,318
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $1,318

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. These fees are paid to Charles Schwab Investment Management, Inc. (CSIM).

b For the fund's independent trustees only.

c The investment adviser (CSIM) guarantees to limit the annual operating expenses through April 29, 2006 to 0.50% of average daily net assets. This limit excludes interest, taxes and certain non-routine expenses.


8 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
---------------------------------------------------------------------------------
                                            1/1/05-6/30/05       1/1/04-12/31/04
Net investment income                               $1,318                $1,169
                                            -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               1,318                 1,169

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                 1,318                 1,169 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                         62,962               115,803
Shares reinvested                                    1,189                 1,169
Shares redeemed                             +      (60,165)             (141,823)
                                            -------------------------------------
NET TRANSACTIONS IN FUND SHARES                      3,986               (24,851)

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                116,060               140,911
Total increase or decrease                  +        3,986               (24,851) c
                                            -------------------------------------
END OF PERIOD                                     $120,046              $116,060

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/04 are:

  Ordinary income                 $1,169
  Long-term capital gains            $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                                          See financial notes. 9

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other fund operations and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994
  SCHWAB MONEY MARKET PORTFOLIO
  Schwab MarketTrack Growth Portfolio II
  Schwab S&P 500 Index Portfolio

SCHWAB MONEY MARKET PORTFOLIO

date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other Schwab Funds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to the participating insurance company separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MONEY MARKET PORTFOLIO

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund buys a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 (the "1940 Act") requires that initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the "Board") calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Annuity Portfolios (the "Trust") and CSIM (the "Agreement") with respect to existing funds in the Trust, which includes the Schwab Money Market Portfolio, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The trustees also receive a memorandum from fund counsel regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

At the May 24, 2005 meeting of the Board, the trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement for an additional one year period. The Board's approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

1. the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2. each fund's investment performance and how it compared to that of certain other comparable mutual funds;

3. each fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5. the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the trustees evaluated, among other things, CSIM's personnel, experience, track record and compliance program. The trustees considered the role of unaffiliated insurance companies in the distribution of the funds. The trustees also considered Schwab's excellent reputation as a full service brokerage firm and its overall financial condition, and how this affects the success of the funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

   FUND PERFORMANCE. The Board considered fund performance in determining whether to renew the Agreement. Specifically, the trustees considered each fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the trustees considered the composition of the peer group, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each fund, the trustees considered both risk and shareholder risk expectations for such fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

   FUND EXPENSES. With respect to the funds' expenses, the trustees considered the rate of compensation called for by the Agreement, and each fund's net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The trustees considered the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap. The trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts and offshore funds. However, the trustees accorded less weight to such comparisons due to the unique legal, regulatory, compliance and operating features of mutual funds as compared to such other types of accounts, and the unique insurance-dedicated distribution arrangements of the funds as compared to other funds managed by CSIM. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

   PROFITABILITY. With regard to profitability, the trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the trustees reviewed management's profitability analyses, together with certain commentary thereon from an independent accounting firm. The trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

   ECONOMIES OF SCALE. The trustees considered the existence of any economies of scale and whether those are passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The trustees also considered CSIM's agreement to contractual investment advisory fee schedules which include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the trustees did not identify any particular information or factor that was all-important or controlling. Based on the trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 56 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INTERESTED TRUSTEES AND OFFICERS

                         TRUST POSITION(S);
NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chairman, Trustee:          Chair, CEO, Director, The Charles Schwab Corp., Charles Schwab &
7/29/37                  Family of Funds, 1989;      Co., Inc.; Chair, Director, Charles Schwab Investment Management,
                         Investments, 1991;          Inc.; Chair, Charles Schwab Holdings (UK); Chair, Director, U.S. Trust
                         Capital Trust, 1993;        Corp., United States Trust Co. of New York, U.S. Trust Co., N.A.;
                         Annuity Portfolios, 1994.   CEO, Director, Charles Schwab Holdings, Inc.; Chair, CEO Schwab
                                                     (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.; Director,
                                                     Charles Schwab Bank, N.A., The Charles and Helen Schwab
                                                     Foundation, All Kinds of Minds (education); Trustee, Stanford
                                                     University. Until 5/04: Director, The Gap, Inc. (clothing retailer).
                                                     Until 5/03: Co-CEO, The Charles Schwab Corp. Until 3/02: Director,
                                                     Audiobase, Inc. (Internet audio solutions). Until 5/02: Director,
                                                     Vodaphone AirTouch PLC (telecommunications). Until 7/01:
                                                     Director, The Charles Schwab Trust Co.

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to his position with the investment adviser and the distributor, Mr. Schwab also owns stock of The Charles Schwab Corporation.

INTERESTED TRUSTEES BUT NOT OFFICERS

NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK          2005 (all trusts).          EVP, President, AMPS Enterprise. Until 7/04: President, CEO,
7/25/54                                              Charles Schwab Investment Management, Inc.; VP, Charles Schwab
                                                     & Co., Inc. Until 8/02: President, Chief Investment Officer, American
                                                     Century Management; Director, American Century Companies, Inc.
                                                     Until 6/01: Chief Investment Officer, Fixed Income, American Century
                                                     Companies, Inc.

OFFICERS OF THE TRUST

NAME AND BIRTHDATE       TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, CEO              EVP, President, Director, Charles Schwab Investment Management,
5/4/55                   (all trusts).               Inc. Until 7/04: SVP for Development and Distribution, Asset
                                                     Management Products and Services Enterprise. Until 6/03: EVP,
                                                     CFO, Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                   Officer (all trusts).       Management, Inc.; Chief Investment Officer, The Charles Schwab
                                                     Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           SVP, Chief Investment       Since 9/04: Chief Investment Officer, Fixed Income, Charles
7/10/59                  Officer (all trusts).       Schwab Investment Management, Inc. Since 6/04: SVP, Charles Schwab
                                                     Investment Management, Inc. Until 6/04: VP, Charles Schwab
                                                     Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         SVP, Chief Investment       Since 5/04: SVP, Chief Investment Officer, Equities, Charles Schwab
9/29/63                  Officer (all trusts).       Investment Management, Inc. Since 6/04: VP, Chief Investment
                                                     Officer, Laudus Trust, Laudus Variable Insurance Trust. Until 5/04:
                                                     VP, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance            Since 9/04: SVP, Institutional Compliance and Chief Compliance
11/11/60                 Officer (all trusts).       Officer, Charles Schwab Investment Management, Inc.; Chief
                                                     Compliance Officer, Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 9/04: VP, Charles Schwab & Co., Inc., Charles Schwab Investment
                                                     Management, Inc. Until 2002: VP of Internal Audit, Charles Schwab
                                                     & Co., Inc. Prior to 2000: PricewaterhouseCoopers.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                              Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                     U.S. Securities and Exchange Commission, San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal        Since 11/04: SVP, CFO, Charles Schwab Investment Management,
6/9/64                   Financial Officer           Inc. Until 11/04: SVP, Financial Reporting, Charles Schwab & Co., Inc.
                         (all trusts).               Until 12/99: CFO, Commerzbank Capital Markets. Until 9/99:
                                                     Managing Director at the New York Stock Exchange.

INDEPENDENT TRUSTEES

NAME AND BIRTHDATE       TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).          Chair, JDN Corp. Advisory LLC (real estate); Trustee, Stanford
8/13/60                                              University, America First Cos., Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford
                                                     Hospitals and Clinics, SRI International (research), PMI Group, Inc.
                                                     (mortgage insurance), Lucile Packard Children's Hospital.
                                                     Since 2/05: Director, Pacific Mutual Holding Company (insurance).
                                                     Since 2004: Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 2001: Stanford University, Special Assistant to the President.
                                                     From 1996-2001: VP of Business Affairs, CFO.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing
9/23/31                  Investments, 1991;          and communications consulting). Until 1999: EVP, Managing Director,
                         Capital Trust, 1993;        Grey Advertising. Until 1996: President, CEO, Allen & Dorward
                         Annuity Portfolios,1994.    Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).          Dean Emeritus, Haas School of Business, University of California,
11/22/41                                             Berkeley; Director, Aphton Corp. (bio-pharmaceuticals); Non-
                                                     Executive Chair, Solectron Corp. (manufacturing), Mission West
                                                     Properties (commercial real estate), Stratex Networks (network equipment), TOUSA (home building); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Since
                                                     2004: Trustee, Laudus Trust, Laudus Variable Insurance Trust.
                                                     Until 2/04: Co-CEO, Aphton Corp. (bio-pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                  Investments, 1991;          services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisers);
9/28/50                                              Trustee, Cooper Industries (electrical products, tools and hardware);
                                                     Chairman, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                  Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (real estate investment and
8/18/43                  Investments, 1991;          management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

ITEM 2: CODE OF ETHICS.

      Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

      The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1)   Code of ethics -- not applicable to this semi-annual report.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3)   Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios
              -------------------------

By:   /s/  Evelyn Dilsaver
      ----------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: August 17, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/  Evelyn Dilsaver
      ----------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: August 17, 2005
      ---------------

By:   /s/  George Pereira
      ----------------------
      George Pereira
      Principal Financial Officer

Date: August 17, 2005
      ---------------